UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

SFT Advantus Bond Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.8%)
Government Obligations (45.2%)
Other Government Obligations (1.7%)
Provincial or Local Government Obligations (1.7%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$607,854
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,367,028
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,112,763
4.926%, 10/01/51	3,055,000	3,286,630
		6,374,275
U.S. Government Agencies and Obligations (43.5%)
Export-Import Bank of the United States (1.2%)
Helios Leasing I LLC, 2.018%, 05/29/24	737,305	739,814
Tagua Leasing LLC
1.732%, 09/18/24	770,366	761,699
1.900%, 07/12/24	662,977	661,911
Ulani MSN 37894, 2.184%, 12/20/24	1,745,435	1,761,050
Union 13 Leasing LLC, 1.870%, 06/28/24	586,344	584,029
		4,508,503
Federal Farm Credit Bank (0.5%)
Federal Farm Credit Bank, 2.990%, 02/04/28	2,000,000	1,964,306

Federal Home Loan Mortgage Corporation (FHLMC) (8.1%)
1.844%, 08/25/24 (b)	836,684	839,501
2.394%, 09/25/24 (b)	1,000,000	993,198
2.500%, 03/01/28	743,349	765,301
3.000%, 08/01/42	746,949	758,319
3.000%, 04/01/43	1,276,012	1,295,430
3.500%, 10/01/25	384,783	409,024
3.500%, 08/01/42	765,363	800,746
3.500%, 05/25/45	1,957,889	1,985,993
4.000%, 02/01/20	882,722	922,678
4.000%, 09/01/40	688,744	741,365
4.000%, 10/01/40	739,250	792,751
4.000%, 11/01/40	2,596,481	2,806,055
4.000%, 02/01/41	589,227	633,363
4.000%, 08/01/41	836,577	891,437
4.000%, 07/01/42	735,872	785,724
4.500%, 01/01/41	1,110,443	1,208,482
4.500%, 02/01/41	794,273	865,479
4.500%, 03/01/41	981,640	1,074,063
4.500%, 04/01/41	1,036,485	1,143,756
5.000%, 04/01/35	189,414	207,938
5.000%, 08/01/35	74,318	81,971
5.000%, 11/01/35	177,864	195,544
5.000%, 11/01/39	625,122	698,044
5.000%, 03/01/40	3,125,731	3,488,238
5.000%, 04/01/40	557,044	615,679
5.000%, 08/01/40	341,510	375,490
5.500%, 12/01/17	38,386	39,540
5.500%, 06/01/20	90,047	94,520
5.500%, 10/01/20	169,072	181,751
5.500%, 11/01/23	169,989	188,318
5.500%, 05/01/34	1,094,611	1,244,817
5.500%, 10/01/34	426,097	481,462
5.500%, 07/01/35	580,484	651,191
5.500%, 10/01/35	503,938	568,773
5.500%, 12/01/38	383,969	428,614
6.000%, 11/01/33	461,341	527,752
6.500%, 09/01/32	81,552	93,231
6.500%, 06/01/36	455,496	531,686
7.000%, 12/01/37	162,712	187,778
		30,595,002
Federal National Mortgage Association (FNMA) (17.0%)
1.149%, 05/25/24 (b)	593,242	589,758
2.500%, 11/01/27	717,438	728,473
2.500%, 07/01/28	860,210	885,095
2.500%, 10/01/30 (c)	1,040,000	1,060,248
3.000%, 06/01/22	446,538	467,175
3.000%, 11/01/27	153,358	160,421
3.000%, 10/01/30 (c)	245,000	255,125
3.000%, 03/01/42	710,076	722,585
3.000%, 04/01/43	831,129	844,940
3.000%, 05/01/43	1,681,794	1,709,679
3.000%, 06/01/43	407,555	414,285
3.000%, 09/01/43	1,416,785	1,439,955
3.000%, 10/01/45 (c)	1,000,000	1,013,438
3.500%, 11/01/25	477,298	508,227
3.500%, 01/01/26	495,901	528,035
3.500%, 10/01/30 (c)	1,135,000	1,198,844
3.500%, 11/01/40	615,536	647,079
3.500%, 01/01/41	569,083	596,834
3.500%, 02/01/41	359,138	378,417
3.500%, 04/01/41	636,869	667,921
3.500%, 11/01/41	3,309,746	3,472,645
3.500%, 01/01/42	1,645,226	1,720,518
3.500%, 08/01/42	2,360,498	2,476,985
3.500%, 01/01/43	542,761	567,579
3.500%, 03/01/43	1,987,191	2,089,226
3.500%, 05/01/43	1,645,242	1,731,090
3.500%, 05/01/45	1,502,913	1,569,269
3.500%, 10/01/45 (c)	9,450,000	9,857,826
4.000%, 04/01/41	1,882,560	2,029,455

See accompanying notes to investments in securities.

	Principal	Value(a)
4.000%, 08/01/41	$684,438	$731,821
4.000%, 09/01/41	1,099,992	1,184,436
4.000%, 08/01/44	639,860	685,432
4.000%, 10/01/45 (c)	350,000	373,338
4.500%, 05/01/35	275,450	300,099
4.500%, 07/01/35	714,783	778,123
4.500%, 06/01/39	415,718	456,069
4.500%, 04/01/41	2,565,711	2,828,203
4.500%, 07/01/41	2,554,922	2,778,838
5.000%, 05/01/18	18,670	19,398
5.000%, 06/01/18	40,003	41,563
5.000%, 07/01/18	87,501	90,933
5.000%, 07/01/23	166,383	183,076
5.000%, 11/01/33	92,616	102,538
5.000%, 05/01/34	33,076	36,462
5.000%, 12/01/34	422,075	467,305
5.000%, 04/01/35	103,715	114,524
5.000%, 08/01/35	116,357	128,177
5.000%, 04/01/38	337,285	378,902
5.000%, 12/01/39	456,061	513,768
5.000%, 04/01/41	580,166	653,397
5.500%, 09/01/17	11,547	11,855
5.500%, 02/01/18	48,704	50,730
5.500%, 03/01/18	86,180	89,611
5.500%, 04/01/33	559,052	636,573
5.500%, 12/01/33	164,734	187,290
5.500%, 01/01/34	234,005	263,633
5.500%, 02/01/34	235,712	267,801
5.500%, 03/01/34	472,739	538,571
5.500%, 04/01/34	253,945	285,623
5.500%, 09/01/34	90,516	102,975
5.500%, 02/01/35	283,054	319,431
5.500%, 04/01/35	497,854	562,873
5.500%, 06/01/35	68,050	75,972
5.500%, 08/01/35	243,628	273,740
5.500%, 10/01/35	566,316	646,646
5.500%, 11/01/35	166,633	187,705
5.500%, 12/01/35	129,378	145,715
5.500%, 12/01/39	203,957	230,568
6.000%, 09/01/17	62,027	63,854
6.000%, 08/01/23	135,015	148,128
6.000%, 10/01/32	467,932	537,579
6.000%, 11/01/32	339,095	388,871
6.000%, 03/01/33	496,766	568,141
6.000%, 04/01/33	41,465	47,388
6.000%, 12/01/33	174,088	198,412
6.000%, 01/01/36	119,692	134,938
6.000%, 08/01/37	74,672	84,397
6.000%, 09/01/37	190,769	214,936
6.000%, 10/01/38	314,482	361,147
6.000%, 12/01/38	207,259	236,244
6.000%, 06/01/40	92,457	104,315
6.500%, 12/01/31	117,712	138,695
6.500%, 02/01/32	42,262	50,448
6.500%, 04/01/32	183,058	217,396
6.500%, 05/01/32	56,847	65,615
6.500%, 07/01/32	149,093	177,455
6.500%, 08/01/32	229,359	273,796
6.500%, 09/01/32	142,982	169,613
6.500%, 10/01/32	200,659	237,983
6.500%, 11/01/37	150,616	172,059
7.000%, 07/01/31	116,485	136,688
7.000%, 09/01/31	223,267	270,141
7.000%, 11/01/31	319,591	386,599
7.000%, 02/01/32	50,464	59,133
7.000%, 03/01/32	35,498	42,845
7.000%, 07/01/32	99,232	116,415
7.500%, 04/01/31	175,568	205,755
7.500%, 05/01/31	38,049	42,353
		63,906,180
Government National Mortgage Association (GNMA) (3.1%)
0.136%, 06/17/45 (b) (d)	523,542	5
3.000%, 03/15/45	1,485,204	1,517,898
3.000%, 03/20/45	1,511,217	1,544,393
3.000%, 04/15/45	1,983,729	2,027,396
3.000%, 10/01/45 (c)	1,000,000	1,020,449
3.500%, 10/20/43	1,163,444	1,221,951
3.500%, 02/20/45	917,051	962,380
3.500%, 03/20/45	953,064	1,000,172
3.500%, 10/01/45 (c)	500,000	523,887
5.000%, 12/15/39	44,405	49,986
5.000%, 01/15/40	759,179	839,148
5.500%, 07/15/38	349,520	398,245
5.500%, 10/15/38	454,146	521,332
8.500%, 10/15/22	14,730	14,965
		11,642,207
U.S. Treasury (13.6%)
U.S. Treasury Bond
3.000%, 05/15/45	13,575,000	13,892,098
5.375%, 02/15/31 (e)	5,115,000	7,098,797
U.S. Treasury Note
0.500%, 03/31/17	2,950,000	2,949,502
0.625%, 08/31/17	1,590,000	1,589,938
0.875%, 05/15/17	560,000	562,836
1.375%, 08/31/20	13,495,000	13,510,816
1.625%, 07/31/20	1,400,000	1,417,100
1.875%, 08/31/22	2,550,000	2,571,583
2.000%, 08/15/25	7,625,000	7,584,694
		51,177,364
Total government obligations (cost: $163,872,875)		170,167,837

See accompanying notes to investments in securities.

	Principal	Value(a)
Asset-Backed Securities (4.2%)
Asset-Backed Securities (4.2%)
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	$780,000	$857,265
Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	1,050,000	1,097,219
Conseco Financial Corp., 6.400%, 10/15/18	23,287	23,668
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	1,755,000	1,838,162
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,598,939	1,469,692
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h) (i)	550,733	550,518
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (b)	3,095,000	2,871,888
Longtrain Leasing III LLC 2015-1A Class A1, 2.980%, 01/15/45 (f) (g)	2,379,255	2,407,188
Origen Manufactured Housing Contract Trust
5.700%, 01/15/35 (b)	772,017	791,102
5.730%, 11/15/35 (b)	297,067	308,625
5.860%, 06/15/36 (b)	339,486	358,838
TAL Advantage V LLC, 3.510%, 02/22/39 (f)	467,125	469,470
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	886,243	896,244
World Omni Automobile Lease Securitization Trust, 1.940%, 12/15/20	1,880,000	1,886,157
Total asset-backed securities (cost: $15,874,544)		15,826,036

Other Mortgage-Backed Securities (7.9%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.7%)
BHN I Mortgage Fund, 7.916%, 07/01/15 (f) (g) (h) (i) (j)	57,000	868,783
Credit-Based Asset Servicing and Securitization LLC
5.357%, 10/25/36 (f) (k)	1,300,000	1,370,375
5.601%, 10/25/36 (f) (k)	117,693	117,803
JPMorgan Mortgage Trust, 2.521%, 11/25/33 (b)	428,117	386,235
Mellon Residential Funding Corp., 6.750%, 06/25/28	8,015	8,093
		2,751,289
Commercial Mortgage-Backed Securities (7.2%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	806,695	826,122
American Tower Trust I, 1.551%, 03/15/43 (f)	1,420,000	1,408,979
Aventura Mall Trust 2013-AVM, 3.867%, 12/05/32 (b) (f)	1,000,000	1,055,810
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b) (f)	1,350,000	1,408,284
BB-UBS Trust
3.430%, 11/05/36 (f)	1,790,000	1,826,976
4.160%, 11/05/36 (b) (f)	895,000	882,432
Citigroup Commercial Mortgage Trust, 3.008%, 01/12/30 (b) (f)	725,000	731,193
CSMC Mortgage Trust
1.398%, 04/15/27 (b) (f)	500,000	497,629
1.748%, 04/15/27 (b) (f)	2,535,000	2,522,733
Extended Stay America Trust, 2.295%, 12/05/31 (f)	1,000,000	996,960
Hometown Commercial Mortgage
5.506%, 11/11/38 (f) (g)	641,100	555,507
6.057%, 06/11/39 (f) (g)	533,843	406,452
JPMorgan Chase Commercial Mortgage Securities Corp.
2.172%, 12/05/27 (b) (d) (f) (g)	10,541,626	758,270
5.633%, 12/05/27 (f)	2,165,000	2,452,557
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (b)	349,271	349,167
Morgan Stanley Bank of America Merrill Lynch Trust, 3.306%, 04/15/48	300,000	303,556
Morgan Stanley Capital I Trust
3.201%, 08/05/34 (f)	860,000	880,626
3.451%, 08/05/34 (f)	550,000	562,829
Multi Security Asset Trust
5.270%, 11/28/35 (f) (g)	29,112	29,030
5.880%, 11/28/35 (b) (f) (g)	1,540,000	1,497,891
Timberstar Trust, 6.208%, 10/15/36 (f)	2,515,000	2,561,118

See accompanying notes to investments in securities.

	Principal	Value(a)
UBS-Barclays Commercial Mortgage Trust, 3.091%, 08/10/49	$920,000	$944,797
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,590,144
Wells Fargo Commercial Mortgage Trust, 3.148%, 05/15/48	560,000	561,154
WF-RBS Commercial Mortgage Trust
3.667%, 11/15/44	345,000	366,811
3.791%, 02/15/44 (f)	1,222,596	1,224,872
		27,201,899
Total other mortgage-backed securities (cost: $29,132,202)		29,953,188

Corporate Obligations (41.5%)
Communications (1.4%)
Telecommunication (0.8%)
AT&T, Inc., 5.550%, 08/15/41	900,000	913,282
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	1,950,000	1,901,250
		2,814,532
Telephone Services (0.6%)
SBA Tower Trust, 2.240%, 04/15/43 (f)	2,440,000	2,423,882

Consumer Cyclical (0.9%)
Retail (0.5%)
AutoNation, Inc., 5.500%, 02/01/20	1,700,000	1,861,500

Retail-Apparel/Shoe (0.4%)
L Brands, Inc., 6.625%, 04/01/21	1,480,000	1,646,500

Consumer, Non-cyclical (0.9%)
Drugstore Chains (0.9%)
CVS Pass-Through Trust
6.036%, 12/10/28	2,452,639	2,770,528
6.943%, 01/10/30	394,392	467,720
		3,238,248
Energy (7.1%)
Oil & Gas (1.2%)
Chesapeake Energy Corp.
3.539%, 04/15/19 (b)	1,650,000	1,171,500
4.875%, 04/15/22	1,060,000	691,650
Cimarex Energy Co., 5.875%, 05/01/22	850,000	892,664
Noble Holding International, Ltd., 6.950%, 04/01/45 (h)	2,200,000	1,650,715
		4,406,529
Oil, Gas & Consumable Fuels (0.3%)
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,152,025

Pipelines (5.6%)
Boardwalk Pipelines L.P.
5.200%, 06/01/18	400,000	404,204
5.750%, 09/15/19	2,629,000	2,773,645
Buckeye Partners L.P., 5.600%, 10/15/44	2,800,000	2,494,330
Energy Transfer Partners L.P.
4.150%, 10/01/20	1,120,000	1,132,897
5.150%, 03/15/45	1,300,000	1,014,105
Enterprise Products Operating LLC, 7.034%, 01/15/68 (b)	1,835,000	1,935,925
NuStar Logistics L.P., 8.150%, 04/15/18 (k)	2,986,000	3,195,020
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	875,000	809,375
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,097,076
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	2,500,000	2,608,258
Williams Partners L.P./ ACMP Finance Corp., 6.125%, 07/15/22	2,750,000	2,798,031
		21,262,866
Financial (15.3%)
Banks (8.4%)
Bank of America Corp.
4.000%, 01/22/25	1,650,000	1,617,107
5.300%, 03/15/17	770,000	808,877
5.875%, 01/05/21	765,000	876,099
3.950%, 04/21/25	780,000	758,811
Barclays PLC, 3.650%, 03/16/25 (h)	800,000	763,797
Capital One Financial Corp., 5.550%, 06/01/20 (b)	2,915,000	2,878,562
Compass Bank, 3.875%, 04/10/25	2,500,000	2,330,500
Credit Suisse Group Funding Guernsey, Ltd.

See accompanying notes to investments in securities.

	Principal	Value(a)
2.750%, 03/26/20 (f) (h)	$1,575,000	$1,570,599
3.750%, 03/26/25 (f) (h)	1,000,000	971,154
Discover Bank,
3.100%, 06/04/20	2,250,000	2,271,780
8.700%, 11/18/19	322,000	384,698
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,385,749
JPMorgan Chase & Co., 5.000%, 07/01/19 (b)	1,700,000	1,653,250
JPMorgan Chase Bank NA
5.875%, 06/13/16	875,000	903,900
6.000%, 07/05/17	400,000	431,481
6.000%, 10/01/17	1,575,000	1,701,961
KeyCorp, 2.900%, 09/15/20	1,050,000	1,057,854
Morgan Stanley
5.450%, 07/15/19 (b)	670,000	659,622
5.500%, 01/26/20	1,000,000	1,118,004
5.500%, 07/28/21	740,000	836,288
6.250%, 08/28/17	1,435,000	1,557,149
5.550%, 07/15/20 (b)	1,175,000	1,157,375
State Street Corp., 5.250%, 09/15/20 (b)	1,135,000	1,135,000
The Bank of New York Mellon Corp., 4.950%, 06/20/20 (b)	950,000	935,750
		31,765,367
Diversified Financial Services (0.3%)
TD Ameritrade Holding Corp., 2.950%, 04/01/22	950,000	956,682

Finance-Diversified (1.1%)
General Motors Financial Co., Inc.,
3.450%, 04/10/22	1,075,000	1,034,028
4.375%, 09/25/21	590,000	602,379
4.750%, 08/15/17	2,500,000	2,594,985
		4,231,392
Insurance (2.9%)
Assurant, Inc., 2.500%, 03/15/18	1,180,000	1,192,960
Liberty Mutual Group, Inc., 6.500%, 05/01/42 (f)	1,805,000	2,145,145
MetLife, Inc., 5.250%, 06/15/20 (b)	1,000,000	990,000
Peachtree Corners Funding Trust, 3.976%, 02/15/25 (f)	1,825,000	1,837,954
Symetra Financial Corp., 6.125%, 04/01/16 (f) (g)	2,210,000	2,258,507
TIAA Asset Management Finance Co. LLC
2.950%, 11/01/19 (f)	1,345,000	1,363,694
4.125%, 11/01/24 (f)	1,150,000	1,172,278
		10,960,538
Real Estate Investment Trust — Health Care (0.7%)
Ventas Realty L.P./ Ventas Capital Corp., 2.700%, 04/01/20	2,800,000	2,788,173

Real Estate Investment Trust — Office Property (0.6%)
Vereit Operating Partnership LP, 2.000%, 02/06/17	2,125,000	2,082,500

Real Estate Investment Trust — Single Tenant (1.1%)
Select Income REIT, 2.850%, 02/01/18	4,080,000	4,094,782

Real Estate Investment Trust-Hotels (0.2%)
Hospitality Properties Trust, 4.650%, 03/15/24	920,000	921,261

Health Care (3.1%)
Health Care Equipment & Supplies (0.2%)
St Jude Medical, Inc., 3.875%, 09/15/25	625,000	633,917

Health Care Providers & Services (1.2%)
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,453,471
Sinai Health System, 3.034%, 01/20/36	1,570,000	1,566,946
UnitedHealth Group, Inc., 3.350%, 07/15/22	1,350,000	1,393,334
		4,413,751
Medical Products/Supplies (1.7%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,954,486
Biogen, Inc., 3.625%, 09/15/22	2,450,000	2,469,306
Gilead Sciences, Inc., 4.750%, 03/01/46	1,100,000	1,105,073
		6,528,865
Industrials (2.0%)
Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19 (f)	1,500,000	1,505,669

See accompanying notes to investments in securities.

	Principal	Value(a)
Machinery (0.8%)
Pentair Finance S.A., 3.625%, 09/15/20 (h)	$2,875,000	$2,910,940

Road & Rail (0.5%)
Canadian Pacific Railway,Co., 6.125%, 09/15/15 (h)	1,850,000	1,943,105

Tools-Hand Held (0.3%)
Stanley Black & Decker, Inc., 5.750%, 12/15/53 (b)	1,000,000	1,056,500

Technology (1.4%)
Software & Services (1.4%)
HP Enterprise Co.
2.850%, 10/05/18 (c) (f) (g)	2,175,000	2,172,216
4.400%, 10/15/22 (c) (f) (g)	2,050,000	2,045,941
6.200%, 10/15/35 (c) (f) (g)	1,025,000	1,024,405
		5,242,562
Transportation (5.3%)
Airlines (4.2%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	309,968	353,363
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 01/15/21 (f)	1,614,953	1,663,402
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f) (g)	1,528,123	1,558,685
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,050,000	1,031,625
British Airways PLC, 5.625%, 12/20/21 (f) (h)	728,241	759,191
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	682,002	719,512
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,653,285	1,777,282
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	700,000	703,500
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	700,000	700,000
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	2,750,000	2,736,250
United Airlines, Inc., 10.400%, 05/01/18	528,913	566,889
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	1,346,303	1,501,128
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26	616,409	681,132
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	242,374	250,445
Virgin Australia 2013-1B Trust, 6.000%, 04/23/22 (f) (h)	913,757	936,601
		15,939,005
Transport — Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (b)	3,785,000	4,248,662

Utilities (4.1%)
Electric Companies (1.5%)
Dominion Gas Holdings LLC, 2.500%, 12/15/19	1,470,000	1,485,592
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	1,945,476
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,346,065
		5,777,133
Electric Utilities (2.6%)
AES Corp., 3.324%, 06/01/19 (b)	1,400,000	1,330,000
Dominion Resources, Inc., 5.750%, 10/01/54 (b)	1,800,000	1,847,250
Entergy Corp., 4.000%, 07/15/22	1,200,000	1,239,220

See accompanying notes to investments in securities.

	Principal	Value(a)
Exelon Corp., 5.100%, 06/15/45	$1,275,000	$1,301,865
Exelon Generation Co. LLC, 2.950%, 01/15/20	2,475,000	2,507,799
IPALCO Enterprises, Inc., 3.450%, 07/15/20 (f)	1,400,000	1,354,500
		9,580,634
Total corporate obligations (cost: $156,930,541)		156,387,520
Total long-term debt securities (cost: $365,810,162)		372,334,581

	Shares
Short-Term Securities (4.0%)
Investment Companies (4.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%(l)	15,180,138	15,180,138
Total short-term securities (cost: $15,180,138)		15,180,138
Total investments in securities (cost: $380,990,300) (m)		387,514,719
Liabilities in excess of cash and other assets (-2.8%)		(10,711,534)
Total net assets (100.0%)		$376,803,185

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Variable rate security.
(c)	Security is issued on a when-issued or forward commitment basis. As of September 30, 2015 the total cost of investments issued on a when-issued or forward commitment basis was $20,455,863.
(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2015, securities with an aggregate market value of $416,352 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	December 2015	4	Long	$992
5 Year U.S. Treasury Note	December 2015	58	Long	37,488
10 Year U.S. Treasury Note	December 2015	162	Short	(199,041)
U.S. Long Bond	December 2015	10	Short	(11,037)
		234		$(171,598)

(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)	Illiquid security. (See Note 3.)
(h)	Foreign security: The Fund held 3.4% of net assets in foreign securities at September 30, 2015.
(i)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	Step rate security.
(l)	All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2015.
(m)

At September 30, 2015 the cost of securities for federal income tax purposes was $384,590,872. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$8,622,763
	Gross unrealized depreciation	(5,698,916)
	Net unrealized appreciation	$2,923,847

See accompanying notes to investments in securities.

SFT Advantus Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.8%)
Consumer Discretionary (13.4%)
Auto Components (0.5%)
Dana Holding Corp.	22,309	$354,267
Gentex Corp.	40,762	631,811
		986,078
Automobiles (0.2%)
Thor Industries, Inc.	6,338	328,308

Distributors (0.6%)
LKQ Corp. (b)	42,441	1,203,627

Diversified Consumer Services (0.8%)
Apollo Education Group, Inc. - Class A (b)	14,030	155,172
DeVry Education Group, Inc.	7,956	216,483
Graham Holdings Co. - Class B	642	370,434
Service Corp. International/US	27,890	755,819
Sotheby’s	8,551	273,461
		1,771,369
Hotels, Restaurants & Leisure (2.3%)
Brinker International, Inc.	8,366	440,637
Buffalo Wild Wings, Inc. (b)	2,690	520,327
Cracker Barrel Old Country Store, Inc.	3,373	496,775
Domino’s Pizza, Inc.	7,643	824,756
Dunkin’ Brands Group, Inc.	13,256	649,544
International Speedway Corp. - Class A	3,719	117,967
Jack in the Box, Inc.	5,091	392,211
Panera Bread Co. - Class A (b)	3,398	657,207
The Cheesecake Factory, Inc.	6,285	339,139
The Wendy’s Co. (c)	32,323	279,594
		4,718,157
Household Durables (2.1%)
Jarden Corp. (b)	27,616	1,349,870
KB Home	12,679	171,801
MDC Holdings, Inc.	5,369	140,560
NVR, Inc. (b)	557	849,548
Tempur-Pedic International, Inc. (b)	8,583	613,084
Toll Brothers, Inc. (b)	22,534	771,564
TRI Pointe Group, Inc. (b)	20,260	265,203
Tupperware Brands Corp.	6,943	343,609
		4,505,239
Internet & Catalog Retail (0.1%)
HSN, Inc.	4,481	256,492

Leisure Equipment & Products (1.0%)
Brunswick Corp.	12,797	612,848
Polaris Industries, Inc.	8,563	1,026,447
Vista Outdoor, Inc. (b)	8,795	390,762
		2,030,057
Media (1.5%)
AMC Networks, Inc. - Class A (b)	8,419	616,018
Cable One, Inc. (b)	642	269,267
Cinemark Holdings, Inc.	14,683	477,051
DreamWorks Animation SKG, Inc. - Class A (b)	9,877	172,354
John Wiley & Sons, Inc. - Class A	6,873	343,856
Live Nation Entertainment, Inc. (b)	20,279	487,507
Meredith Corp.	5,241	223,162
The New York Times Co. - Class A	17,629	208,198
Time, Inc.	15,274	290,970
		3,088,383
Multiline Retail (0.3%)
Big Lots, Inc.	7,221	346,030
JC Penney Co., Inc. (b)	42,522	395,030
		741,060
Specialty Retail (3.2%)
Aaron’s, Inc.	8,990	324,629
Abercrombie & Fitch Co. - Class A	9,677	205,056
American Eagle Outfitters, Inc.	25,025	391,141
Ascena Retail Group, Inc. (b)	23,852	331,781
Cabela’s, Inc. (b)	6,949	316,874
Chico’s FAS, Inc.	19,387	304,957
CST Brands, Inc.	10,524	354,238
Dick’s Sporting Goods, Inc.	13,037	646,765
Foot Locker, Inc.	19,389	1,395,426
Guess?, Inc.	9,010	192,454
Kate Spade & Co. (b)	17,771	339,604
Murphy USA, Inc. (b)	5,605	307,995
Office Depot, Inc. (b)	68,664	440,823
Rent-A-Center, Inc.	7,339	177,971
Williams-Sonoma, Inc.	11,724	895,127
		6,624,841
Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	7,272	659,134
Deckers Outdoor Corp. (b)	4,548	264,057

See accompanying notes to investments in securities.

	Shares	Value(a)
Skechers U.S.A., Inc. - Class A (b)	5,942	$796,703
		1,719,894
Consumer Staples (4.3%)
Beverages (0.1%)
The Boston Beer Co., Inc. - Class A (b)	1,340	282,217

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	5,424	558,238
SUPERVALU, Inc. (b)	36,871	264,734
United Natural Foods, Inc. (b)	6,926	335,980
		1,158,952
Food Products (2.3%)
Dean Foods Co.	13,143	217,122
Flowers Foods, Inc.	25,744	636,907
Ingredion, Inc.	9,934	867,338
Lancaster Colony Corp.	2,681	261,344
Post Holdings, Inc. (b)	8,449	499,336
The Hain Celestial Group, Inc. (b)	14,282	736,951
Tootsie Roll Industries, Inc.	2,487	77,818
TreeHouse Foods, Inc. (b)	5,998	466,584
WhiteWave Foods Co. - Class A (b)	24,463	982,189
		4,745,589
Household Products (0.9%)
Church & Dwight Co., Inc.	18,227	1,529,245
Energizer Holdings, Inc.	8,654	334,997
		1,864,242
Personal Products (0.4%)
Avon Products, Inc.	60,585	196,901
Edgewell Personal Care Co.	8,654	706,167
		903,068
Energy (3.0%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.	8,099	119,946
Dril-Quip, Inc. (b)	5,387	313,631
Helix Energy Solutions Group, Inc. (b)	13,716	65,700
Nabors Industries, Ltd. (d)	40,620	383,859
Noble Corp. PLC (d)	33,679	367,438
Oceaneering International, Inc.	13,618	534,915
Oil States International, Inc. (b)	7,119	186,020
Patterson-UTI Energy, Inc.	20,488	269,212
Rowan Cos., PLC - Class A	17,369	280,509
Superior Energy Services, Inc.	20,982	265,003
		2,786,233
Oil, Gas & Consumable Fuels (1.7%)
California Resources Corp.	43,515	113,139
Denbury Resources, Inc. (b)	49,474	120,717
Gulfport Energy Corp. (b)	14,992	444,962
HollyFrontier Corp.	26,245	1,281,806
QEP Resources, Inc.	22,376	280,371
SM Energy Co.	9,415	301,657
Western Refining, Inc.	9,845	434,361
World Fuel Services Corp.	9,990	357,642
WPX Energy, Inc. (b)	32,556	215,521
		3,550,176
Financial (25.6%)
Capital Markets (2.0%)
Eaton Vance Corp.	16,355	546,584
Federated Investors, Inc. - Class B	13,252	382,983
Janus Capital Group, Inc.	20,520	279,072
Raymond James Financial, Inc.	17,837	885,250
SEI Investments Co.	19,395	935,421
Stifel Financial Corp. (b)	9,587	403,613
Waddell & Reed Financial, Inc. - Class A	11,655	405,244
WisdomTree Investments, Inc.	15,870	255,983
		4,094,150
Commercial Banks (5.3%)
Associated Banc-Corp.	20,907	375,699
BancorpSouth, Inc.	12,113	287,926
Bank of Hawaii Corp.	6,023	382,400
Bank of the Ozarks, Inc.	10,875	475,890
Cathay General Bancorp	10,692	320,332
City National Corp.	6,751	594,493
Commerce Bancshares, Inc.	11,172	508,996
Cullen/Frost Bankers, Inc.	7,730	491,474
East West Bancorp, Inc.	20,022	769,245
First Horizon National Corp.	32,572	461,871
FirstMerit Corp.	23,072	407,682
Fulton Financial Corp.	24,350	294,635
Hancock Holding Co.	10,868	293,979
International Bancshares Corp.	7,771	194,508
PacWest Bancorp	14,205	608,116
Prosperity Bancshares, Inc.	9,164	450,044
Signature Bank (b)	7,071	972,687
SVB Financial Group (b)	7,165	827,844
Synovus Financial Corp.	18,371	543,782

See accompanying notes to investments in securities.

	Shares	Value(a)
TCF Financial Corp.	23,537	$356,821
Trustmark Corp.	9,403	217,868
Umpqua Holdings Corp.	30,670	499,921
Valley National Bancorp	32,392	318,737
Webster Financial Corp.	12,701	452,537
		11,107,487
Consumer Finance (0.2%)
SLM Corp. (b)	59,277	438,650

Diversified Financial Services (0.8%)
CBOE Holdings, Inc.	11,523	772,963
MSCI, Inc.	13,737	816,802
		1,589,765
Diversified REITs (0.7%)
Duke Realty Corp.	48,055	915,448
Liberty Property Trust	20,859	657,267
		1,572,715
Insurance (5.8%)
Alleghany Corp. (b)	2,307	1,079,930
American Financial Group, Inc.	9,999	689,031
Arthur J Gallagher & Co.	24,294	1,002,856
Aspen Insurance Holdings, Ltd. (d)	8,459	393,090
Brown & Brown, Inc.	16,212	502,086
CNO Financial Group, Inc.	26,754	503,243
Endurance Specialty Holdings, Ltd. (d)	8,432	514,605
Everest Re Group, Ltd. (d)	6,151	1,066,214
First American Financial Corp.	15,121	590,777
HCC Insurance Holdings, Inc.	13,312	1,031,281
Kemper Corp.	6,777	239,702
Mercury General Corp.	4,985	251,792
Old Republic International Corp.	33,614	525,723
Primerica, Inc.	6,903	311,118
Reinsurance Group of America, Inc.	9,250	837,958
RenaissanceRe Holdings, Ltd. (d)	6,395	679,916
StanCorp Financial Group, Inc.	5,888	672,410
The Hanover Insurance Group, Inc.	6,114	475,058
WR Berkley Corp.	13,737	746,881
		12,113,671
Office REITs (1.8%)
Alexandria Real Estate Equities, Inc.	10,064	852,119
BioMed Realty Trust, Inc.	28,123	561,898
Corporate Office Properties Trust SBI	13,157	276,692
Douglas Emmett, Inc.	19,300	554,296
Highwoods Properties, Inc.	13,100	507,625
Kilroy Realty Corp.	12,834	836,263
Mack-Cali Realty Corp.	12,400	234,112
		3,823,005
Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	6,372	218,751
Jones Lang LaSalle, Inc.	6,229	895,543
		1,114,294
Residential REITs (2.0%)
American Campus Communities, Inc.	15,633	566,540
Camden Property Trust	12,089	893,377
Home Properties, Inc.	8,036	600,691
Mid-America Apartment Communities, Inc.	10,491	858,898
UDR, Inc.	36,468	1,257,417
		4,176,923
Retail REITs (2.5%)
Equity One, Inc.	10,273	250,045
Federal Realty Investment Trust	9,586	1,308,009
National Retail Properties, Inc.	18,711	678,648
Regency Centers Corp.	13,105	814,476
Tanger Factory Outlet Centers, Inc.	13,340	439,820
Taubman Centers, Inc.	8,471	585,176
Urban Edge Properties	12,851	277,453
Weingarten Realty Investors	15,870	525,456
WP GLIMCHER, Inc.	25,792	300,735
		5,179,818
Specialized REITs (3.1%)
Care Capital Properties, Inc.	11,513	379,123
Communications Sales & Leasing, Inc.	16,764	300,076
Corrections Corp. of America	16,301	481,531
Extra Space Storage, Inc.	17,099	1,319,359
Hospitality Properties Trust	21,080	539,226
Lamar Advertising Co. - Class A	11,338	591,617
LaSalle Hotel Properties	15,744	446,972

See accompanying notes to investments in securities.

	Shares	Value(a)
Omega Healthcare Investors, Inc.	22,514	$791,367
Potlatch Corp.	5,587	160,850
Rayonier, Inc.	17,529	386,865
Senior Housing Properties Trust	33,043	535,297
Sovran Self Storage, Inc.	4,977	469,331
		6,401,614
Thrifts & Mortgage Finance (0.9%)
First Niagara Financial Group, Inc.	49,386	504,231
New York Community Bancorp, Inc.	61,844	1,116,902
Washington Federal, Inc.	13,081	297,593
		1,918,726
Health Care (8.9%)
Biotechnology (0.4%)
United Therapeutics Corp. (b)	6,339	831,930

Health Care Equipment & Supplies (4.0%)
Align Technology, Inc. (b)	10,142	575,660
Halyard Health, Inc. (b)	6,432	182,926
Hill-Rom Holdings, Inc.	7,849	408,070
Hologic, Inc. (b)	34,124	1,335,272
IDEXX Laboratories, Inc. (b)	12,806	950,845
ResMed, Inc.	19,558	996,676
Sirona Dental Systems, Inc. (b)	7,818	729,732
STERIS Corp.	8,291	538,666
Teleflex, Inc.	5,790	719,176
The Cooper Cos., Inc.	6,763	1,006,740
Thoratec Corp. (b)	7,589	480,080
West Pharmaceutical Services, Inc.	10,022	542,391
		8,466,234
Health Care Providers & Services (2.6%)
Centene Corp. (b)	16,576	898,916
Community Health Systems, Inc. (b)	16,440	703,139
Health Net, Inc. (b)	10,757	647,787
LifePoint Health, Inc. (b)	6,175	437,807
Mednax, Inc. (b)	13,095	1,005,565
Molina Healthcare, Inc. (b)	5,650	389,003
Owens & Minor, Inc.	8,771	280,146
VCA, Inc. (b)	11,295	594,682
WellCare Health Plans, Inc. (b)	6,134	528,628
		5,485,673
Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc. (b)	26,295	326,058

Life Sciences Tools & Services (1.4%)
Bio-Rad Laboratories, Inc. - Class A (b)	2,878	386,544
Bio-Techne Corp.	5,126	473,950
Charles River Laboratories International, Inc. (b)	6,511	413,579
Mettler-Toledo International, Inc. (b)	3,856	1,097,957
PAREXEL International Corp. (b)	7,690	476,165
		2,848,195
Pharmaceuticals (0.3%)
Akorn, Inc. (b)	11,104	316,520
Catalent, Inc. (b)	13,691	332,691
		649,211
Industrials (14.6%)
Aerospace & Defense (1.6%)
BE Aerospace, Inc.	14,785	649,061
Esterline Technologies Corp. (b)	4,280	307,689
Huntington Ingalls Industries, Inc.	6,656	713,190
KLX, Inc. (b)	7,277	260,080
Orbital ATK, Inc.	8,226	591,203
Teledyne Technologies, Inc. (b)	4,926	444,818
Triumph Group, Inc.	6,859	288,627
		3,254,668
Airlines (1.2%)
Alaska Air Group, Inc.	17,722	1,408,013
JetBlue Airways Corp. (b)	43,818	1,129,190
		2,537,203
Building Products (1.1%)
AO Smith Corp.	10,483	683,387
Fortune Brands Home & Security, Inc.	22,261	1,056,729
Lennox International, Inc.	5,578	632,155
		2,372,271
Commercial Services & Supplies (1.7%)
Clean Harbors, Inc. (b)	7,400	325,378
Copart, Inc. (b)	15,232	501,133
Deluxe Corp.	6,910	385,163
Herman Miller, Inc.	8,278	238,738
HNI Corp.	6,106	261,947
MSA Safety, Inc.	4,409	176,228

See accompanying notes to investments in securities.

	Shares	Value(a)
Rollins, Inc.	13,083	$351,540
RR Donnelley & Sons Co.	29,048	422,939
Waste Connections, Inc.	17,177	834,459
		3,497,525
Construction & Engineering (0.5%)
AECOM (b)	21,012	578,040
Granite Construction, Inc.	5,480	162,592
KBR, Inc.	20,091	334,716
		1,075,348
Electrical Equipment (1.3%)
Acuity Brands, Inc.	6,061	1,064,190
Belden, Inc.	5,886	274,817
Hubbell, Inc. - Class B	7,057	599,492
Regal-Beloit Corp.	6,241	352,305
Woodward Governor Co.	7,964	324,135
		2,614,939
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	9,079	793,323

Machinery (3.9%)
AGCO Corp.	10,431	486,398
CLARCOR, Inc.	6,955	331,614
Crane Co.	6,827	318,206
Donaldson Co., Inc.	17,475	490,698
Graco, Inc.	8,035	538,586
IDEX Corp.	10,772	768,044
ITT Corp.	12,443	415,969
Kennametal, Inc.	11,054	275,134
Lincoln Electric Holdings, Inc.	9,475	496,774
Nordson Corp.	7,985	502,576
Oshkosh Corp.	10,857	394,435
Terex Corp.	15,101	270,912
The Toro Co.	7,630	538,220
Timken Co.	10,149	278,996
Trinity Industries, Inc.	21,498	487,360
Valmont Industries, Inc.	3,236	307,064
Wabtec Corp.	13,456	1,184,801
		8,085,787
Marine (0.2%)
Kirby Corp. (b)	7,624	472,307

Professional Services (1.2%)
CEB, Inc.	4,666	318,875
FTI Consulting, Inc. (b)	5,796	240,592
Manpower, Inc.	10,689	875,322
Tower Watson & Co. - Class A	9,644	1,132,013
		2,566,802
Road & Rail (0.9%)
Con-way, Inc.	7,966	377,987
Genesee & Wyoming, Inc. - Class A (b)	7,411	437,842
Landstar System, Inc.	6,065	384,945
Old Dominion Freight Line, Inc. (b)	9,735	593,835
Werner Enterprises, Inc.	6,170	154,867
		1,949,476
Trading Companies & Distributors (0.6%)
GATX Corp.	6,012	265,430
MSC Industrial Direct Co. - Class A	6,738	411,220
Now, Inc. (b)	14,918	220,786
Watsco, Inc.	3,577	423,803
		1,321,239
Information Technology (15.5%)
Communications Equipment (1.0%)
ARRIS Group, Inc. (b)	18,727	486,340
Ciena Corp. (b)	17,641	365,522
InterDigital, Inc.	4,994	252,696
NetScout Systems, Inc. (b)	14,021	495,923
Plantronics, Inc.	4,898	249,063
Polycom, Inc. (b)	18,562	194,530
		2,044,074
Computers & Peripherals (0.6%)
3D Systems Corp. (b)	14,799	170,929
Diebold, Inc.	9,022	268,585
Lexmark International, Inc. - Class A	8,539	247,460
NCR Corp. (b)	21,979	500,022
		1,186,996
Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc. (b)	13,142	726,490
Avnet, Inc. (c)	18,714	798,714
Cognex Corp.	12,123	416,667
FEI Co.	5,759	420,637
Ingram Micro, Inc. - Class A	21,688	590,781
IPG Photonics Corp. (b)	5,090	386,687
Jabil Circuit, Inc.	26,978	603,498
Keysight Technologies, Inc. (b)	23,569	726,868
Knowles Corp. (b)	12,299	226,671
National Instruments Corp.	14,169	393,756
Tech Data Corp. (b)	4,916	336,746
Trimble Navigation, Ltd. (b)	35,778	587,475
Vishay Intertechnology, Inc.	18,851	182,666
		6,397,656
Internet Software & Services (0.2%)
Rackspace Hosting, Inc. (b)	16,839	415,586

See accompanying notes to investments in securities.

	Shares	Value(a)
IT Services (3.3%)
Acxiom Corp. (b)	10,848	$214,356
Broadridge Financial Solutions, Inc.	16,462	911,172
Convergys Corp.	13,679	316,122
CoreLogic, Inc. (b)	12,399	461,615
DST Systems, Inc.	4,690	493,107
Gartner, Inc. - Class A (b)	11,558	970,063
Global Payments, Inc.	9,064	1,039,913
Jack Henry & Associates, Inc.	11,273	784,713
Leidos Holdings, Inc.	8,926	368,733
MAXIMUS, Inc.	9,180	546,761
NeuStar, Inc. - Class A (b)	7,571	206,007
Science Applications International Corp.	5,830	234,424
WEX, Inc. (b)	5,429	471,454
		7,018,440
Office Electronics (0.3%)
Zebra Technologies Corp. - Class A (b)	7,248	554,834

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc. (b)	87,846	151,095
Atmel Corp.	58,235	469,957
Cree, Inc. (b)	14,377	348,355
Cypress Semiconductor Corp. (b)	46,658	397,526
Fairchild Semiconductor International, Inc. (b)	16,065	225,553
Integrated Device Technology, Inc. (b)	20,637	418,931
Intersil Corp. - Class A	18,389	215,151
Silicon Laboratories, Inc. (b)	5,510	228,885
SunEdison, Inc. (b)	43,851	314,850
Synaptics, Inc. (b)	5,070	418,072
Teradyne, Inc.	29,345	528,504
		3,716,879
Software (5.3%)
ACI Worldwide, Inc. (b)	16,316	344,594
ANSYS, Inc. (b)	12,547	1,105,893
Cadence Design Systems, Inc. (b)	40,556	838,698
CDK Global, Inc.	22,278	1,064,443
CommVault Systems, Inc. (b)	5,815	197,477
Factset Research Systems, Inc.	5,765	921,305
Fair Isaac Corp.	4,322	365,209
Fortinet, Inc. (b)	20,248	860,135
Manhattan Associates, Inc. (b)	10,218	636,581
Mentor Graphics Corp.	13,844	340,978
PTC, Inc. (b)	15,890	504,349
Rovi Corp. (b)	12,097	126,897
Solarwinds, Inc. (b)	9,256	363,205
Solera Holdings, Inc.	9,330	503,820
Synopsys, Inc. (b)	21,706	1,002,383
The Ultimate Software Group, Inc. (b)	3,979	712,281
Tyler Technologies, Inc. (b)	4,686	699,667
VeriFone Systems, Inc. (b)	15,908	441,129
		11,029,044
Materials (6.3%)
Chemicals (3.0%)
Albemarle Corp.	15,617	688,710
Ashland, Inc.	9,413	947,136
Cabot Corp.	8,757	276,371
Cytec Industries, Inc.	9,947	734,586
Minerals Technologies, Inc.	4,845	233,335
NewMarket Corp.	1,514	540,498
Olin Corp.	10,790	181,380
PolyOne Corp.	12,339	362,026
RPM International, Inc.	18,571	777,939
Sensient Technologies Corp.	6,379	391,033
The Chemours Co.	25,189	162,973
The Scotts Miracle-Gro Co. - Class A	6,331	385,051
Valspar Corp.	10,290	739,645
		6,420,683
Construction Materials (0.2%)
Eagle Materials, Inc.	6,965	476,545

Containers & Packaging (1.4%)
Aptargroup, Inc.	8,684	572,797
Bemis Co., Inc.	13,562	536,648
Greif, Inc. - Class A	3,577	114,142
Packaging Corp. of America	13,602	818,296
Silgan Holdings, Inc.	5,630	292,985
Sonoco Products Co.	14,048	530,172
		2,865,040
Metals & Mining (1.4%)
Allegheny Technologies, Inc.	15,200	215,536
Carpenter Technology Corp.	6,895	205,264
Commercial Metals Co.	16,090	218,019
Compass Minerals International, Inc.	4,690	367,555
Reliance Steel & Aluminum Co.	10,226	552,306
Royal Gold, Inc.	9,073	426,250

See accompanying notes to investments in securities.

	Shares	Value(a)
Steel Dynamics, Inc.	33,692	$578,829
United States Steel Corp.	20,356	212,110
Worthington Industries, Inc.	6,548	173,391
		2,949,260
Paper & Forest Products (0.3%)
Domtar Corp. (d)	8,745	312,634
Louisiana-Pacific Corp. (b)	19,858	282,778
		595,412
Telecommunication Services (0.3%)
Gas Utilities (0.2%)
ONE GAS, Inc.	7,232	327,827

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	13,121	327,500

Utilities (4.9%)
Electric Utilities (1.4%)
Cleco Corp.	8,418	448,174
Great Plains Energy, Inc.	21,481	580,417
Hawaiian Electric Industries, Inc.	14,956	429,088
IDACORP, Inc.	6,963	450,576
PNM Resources, Inc.	11,086	310,962
Westar Energy, Inc.	19,660	755,730
		2,974,947
Gas Utilities (1.8%)
Atmos Energy Corp.	14,109	820,862
Energen Corp.	10,967	546,815
National Fuel Gas Co.	11,770	588,264
Questar Corp.	24,460	474,769
UGI Corp.	24,048	837,351
WGL Holdings, Inc.	6,886	397,116
		3,665,177
Independent Power Producers & Energy Traders (0.0%)
Talen Energy Corp. (b)	8,943	90,324

Multi-Utilities (1.4%)
Alliant Energy Corp.	15,765	922,095
Black Hills Corp.	6,167	254,944
MDU Resources Group, Inc.	27,150	466,980
OGE Energy Corp.	27,793	760,416
Vectren Corp.	11,505	483,325
		2,887,760
Water Utilities (0.3%)
Aqua America, Inc.	24,609	651,400
Total common stocks (cost: $149,714,397)		202,538,373
Short-Term Securities (3.1%)
Investment Companies (3.1%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	6,444,835	6,444,835
Total short-term securities (cost: $6,444,835)		6,444,835
Total investments in securities (cost: $156,159,232) (e)		208,983,208
Cash and other assets in excess of liabilities (0.1%)		290,237
Total net assets (100.0%)		$209,273,445

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)  Non-income producing security.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2015, securities with an aggregate market value of $985,060 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	December 2015	46	Long	$(177,373)
		46		$(177,373)

(d)  Foreign security: The Fund held 1.8% of net assets in foreign securities at September 30, 2015.

(e)  At September 30, 2015 the cost of securities for federal income tax purposes was $156,642,310. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$66,053,241
Gross unrealized depreciation	(13,712,343)
Net unrealized appreciation	$52,340,898

See accompanying notes to investments in securities.

SFT Advantus Index 500 Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.3%)
Consumer Discretionary (13.0%)
Auto Components (0.4%)
BorgWarner, Inc.	8,101	$336,921
Delphi Automotive PLC (b)	10,280	781,691
Johnson Controls, Inc.	23,636	977,585
The Goodyear Tire & Rubber Co.	9,640	282,741
		2,378,938
Automobiles (0.6%)
Ford Motor Co.	140,886	1,911,823
General Motors Co.	52,111	1,564,372
Harley-Davidson, Inc.	7,446	408,786
		3,884,981
Distributors (0.1%)
Genuine Parts Co.	5,417	449,015

Diversified Consumer Services (0.1%)
H&R Block, Inc.	9,950	360,190

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	16,734	831,680
Chipotle Mexican Grill, Inc. (c)	1,149	827,567
Darden Restaurants, Inc.	4,121	282,453
Marriott International, Inc. - Class A	7,209	491,654
McDonald’s Corp.	34,049	3,354,848
Royal Caribbean Cruises, Ltd.	6,202	552,536
Starbucks Corp.	53,657	3,049,864
Starwood Hotels & Resorts Worldwide, Inc.	6,094	405,129
Wyndham Worldwide Corp.	4,246	305,288
Wynn Resorts, Ltd.	2,901	154,101
Yum! Brands, Inc.	15,574	1,245,141
		11,500,261
Household Durables (0.5%)
DR Horton, Inc.	11,801	346,477
Garmin, Ltd. (b)	4,256	152,705
Harman International Industries, Inc.	2,554	245,159
Leggett & Platt, Inc.	4,901	202,166
Lennar Corp. - Class A	6,283	302,401
Mohawk Industries, Inc. (c)	2,280	414,481
Newell Rubbermaid, Inc.	9,640	382,805
PulteGroup, Inc.	11,606	219,005
Stanley Black & Decker, Inc.	5,559	539,112
Whirlpool Corp.	2,889	425,434
		3,229,745
Internet & Catalog Retail (1.9%)
Amazon.com, Inc. (c)	13,942	7,136,770
Expedia, Inc.	3,645	428,944
Netflix, Inc. (c)	15,383	1,588,449
The Priceline Group, Inc. (c)	1,827	2,259,743
TripAdvisor, Inc. (c)	4,011	252,773
		11,666,679
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,026	290,435
Mattel, Inc.	12,164	256,174
		546,609
Media (3.2%)
Cablevision Systems Corp.	7,990	259,435
CBS Corp. - Class B	16,066	641,033
Comcast Corp. - Class A	76,455	4,348,760
Comcast Corp. - Special Class A	13,311	761,922
Discovery Communications, Inc. - Class A (c)	5,381	140,068
Discovery Communications, Inc. - Class C (c)	9,321	226,407
Interpublic Group of Cos., Inc.	14,837	283,832
McGraw Hill Financial, Inc.	9,821	849,517
News Corp. Class A	13,774	173,828
News Corp. Class B	3,897	49,960
Omnicom Group, Inc.	8,756	577,020
Scripps Networks Interactive, Inc. - Class A	3,393	166,902
TEGNA, Inc.	8,165	182,814
The Walt Disney Co.	56,139	5,737,406
Time Warner Cable, Inc.	10,247	1,838,004
Time Warner, Inc.	29,485	2,027,094
Twenty-First Century Fox, Inc. - Class A	44,140	1,190,897
Twenty-First Century Fox, Inc. - Class B	15,589	421,994
Viacom, Inc. - Class B	12,561	542,007
		20,418,900
Multiline Retail (0.7%)
Dollar General Corp.	10,652	771,631
Dollar Tree, Inc. (c)	8,486	565,649
Kohl’s Corp.	7,072	327,504
Macy’s, Inc.	11,965	614,044
Nordstrom, Inc.	4,987	357,618
Target Corp.	22,719	1,787,076
		4,423,522
Specialty Retail (2.6%)
Advance Auto Parts, Inc.	2,653	502,823

See accompanying notes to investments in securities.

	Shares	Value(a)
AutoNation, Inc. (c)	2,829	$164,591
AutoZone, Inc. (c)	1,162	841,090
Bed Bath & Beyond, Inc. (c)	6,074	346,340
Best Buy Co., Inc.	11,095	411,846
CarMax, Inc. (c)	7,444	441,578
GameStop Corp. - Class A	3,801	156,639
L Brands, Inc.	9,288	837,127
Lowe’s Cos., Inc.	33,449	2,305,305
O’Reilly Automotive, Inc. (c)	3,649	912,250
Ross Stores, Inc.	14,899	722,155
Signet Jewelers, Ltd. (b)	2,850	387,971
Staples, Inc.	23,222	272,394
The Gap, Inc.	8,600	245,100
The Home Depot, Inc.	46,424	5,361,508
The TJX Cos., Inc.	24,380	1,741,220
Tiffany & Co.	4,050	312,741
Tractor Supply Co.	4,922	415,023
Urban Outfitters, Inc. (c)	3,384	99,422
		16,477,123
Textiles, Apparel & Luxury Goods (1.0%)
Coach, Inc.	9,972	288,490
Fossil Group, Inc. (c)	1,434	80,132
Hanesbrands, Inc.	14,459	418,444
Michael Kors Holdings, Ltd. (b) (c)	6,992	295,342
NIKE, Inc. - Class B	24,508	3,013,749
PVH Corp.	2,976	303,373
Ralph Lauren Corp.	2,133	252,035
Under Armour, Inc. - Class A (c)	6,506	629,651
VF Corp.	12,324	840,620
		6,121,836
Consumer Staples (9.7%)
Beverages (2.3%)
Brown-Forman Corp. - Class B	3,836	371,708
Coca-Cola Enterprises, Inc.	7,619	368,379
Constellation Brands, Inc. - Class A	6,218	778,556
Dr Pepper Snapple Group, Inc.	6,916	546,710
Keurig Green Mountain, Inc.	4,344	226,496
Molson Coors Brewing Co. - Class B	5,687	472,135
Monster Beverage Corp. (c)	5,498	743,000
PepsiCo, Inc.	53,108	5,008,084
The Coca-Cola Co.	141,537	5,678,464
		14,193,532
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	15,931	2,303,145
CVS Health Corp.	40,292	3,887,372
Sysco Corp.	20,002	779,478
The Kroger Co.	35,119	1,266,742
Wal-Mart Stores, Inc.	57,051	3,699,187
Walgreens Boots Alliance, Inc.	31,531	2,620,226
Whole Foods Market, Inc.	12,887	407,873
		14,964,023
Food Products (1.6%)
Archer-Daniels-Midland Co.	22,014	912,480
Campbell Soup Co.	6,511	329,978
ConAgra Foods, Inc.	15,608	632,280
General Mills, Inc.	21,607	1,212,801
Hormel Foods Corp.	4,866	308,066
Kellogg Co.	9,203	612,460
McCormick & Co., Inc.	4,192	344,499
Mead Johnson Nutrition Co.	7,342	516,877
Mondelez International, Inc. - Class A	58,253	2,439,053
The Hershey Co.	5,256	482,921
The JM Smucker Co.	3,721	424,529
The Kraft Heinz Co.	21,469	1,515,282
Tyson Foods, Inc. - Class A	11,003	474,229
		10,205,455
Household Products (1.8%)
Clorox Co.	4,637	535,713
Colgate-Palmolive Co.	32,542	2,065,115
Kimberly-Clark Corp.	13,198	1,439,110
The Procter & Gamble Co.	98,066	7,054,868
		11,094,806
Personal Care (0.1%)
The Estee Lauder Cos., Inc. - Class A	8,093	652,943

Tobacco (1.5%)
Altria Group, Inc.	70,884	3,856,090
Philip Morris International, Inc.	56,007	4,443,035
Reynolds American, Inc.	29,966	1,326,595
		9,625,720
Energy (6.7%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	15,756	819,942
Cameron International Corp. (c)	6,838	419,306
Diamond Offshore Drilling, Inc.	2,278	39,409
Ensco PLC - Class A (b)	8,440	118,835
FMC Technologies, Inc. (c)	8,235	255,285
Halliburton Co.	30,843	1,090,300

See accompanying notes to investments in securities.

	Shares	Value(a)
Helmerich & Payne, Inc.	3,869	$182,849
National Oilwell Varco, Inc.	13,875	522,393
Schlumberger, Ltd.	45,749	3,155,309
Transocean, Ltd. (b)	12,280	158,658
		6,762,286
Oil, Gas & Consumable Fuels (5.6%)
Anadarko Petroleum Corp.	18,312	1,105,862
Apache Corp.	13,569	531,362
Cabot Oil & Gas Corp.	14,892	325,539
Chesapeake Energy Corp. (c)	18,661	136,785
Chevron Corp.	68,029	5,366,128
Cimarex Energy Co.	3,454	353,966
Columbia Pipeline Group, Inc.	11,404	208,579
ConocoPhillips	44,592	2,138,632
Consol Energy, Inc.	8,191	80,272
Devon Energy Corp.	13,907	515,811
EOG Resources, Inc.	19,798	1,441,294
EQT Corp.	5,501	356,300
Exxon Mobil Corp.	150,736	11,207,222
Hess Corp.	8,717	436,373
Kinder Morgan, Inc.	64,980	1,798,646
Marathon Oil Corp.	24,466	376,777
Marathon Petroleum Corp.	19,383	898,014
Murphy Oil Corp.	5,870	142,054
Newfield Exploration Co. (c)	5,829	191,774
Noble Energy, Inc.	15,367	463,776
Occidental Petroleum Corp.	27,618	1,826,931
Phillips 66	17,310	1,330,100
Pioneer Natural Resources Co.	5,394	656,126
Range Resources Corp.	6,122	196,639
Southwestern Energy Co. (c)	13,898	176,366
Spectra Energy Corp.	24,234	636,627
Tesoro Corp.	4,450	432,718
The Williams Cos., Inc.	24,664	908,868
Valero Energy Corp.	17,971	1,080,057
		35,319,598
Financial (15.9%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc. (c)	1,969	336,679
Ameriprise Financial, Inc.	6,443	703,125
BlackRock, Inc.	4,679	1,391,862
E*Trade Financial Corp. (c)	10,408	274,043
Franklin Resources, Inc.	13,980	520,895
Invesco, Ltd.	15,499	484,034
Legg Mason, Inc.	3,966	165,025
Morgan Stanley	55,083	1,735,115
Northern Trust Corp.	7,852	535,192
State Street Corp.	14,754	991,616
T Rowe Price Group, Inc.	9,262	643,709
The Bank of New York Mellon Corp.	40,003	1,566,117
The Charles Schwab Corp.	43,282	1,236,134
The Goldman Sachs Group, Inc.	14,564	2,530,641
		13,114,187
Commercial Banks (5.9%)
Bank of America Corp.	378,465	5,896,485
BB&T Corp.	28,167	1,002,745
Citigroup, Inc.	108,813	5,398,213
Comerica, Inc.	6,377	262,095
Fifth Third Bancorp	29,039	549,127
Huntington Bancshares, Inc.	29,032	307,739
JPMorgan Chase & Co.	133,694	8,151,326
KeyCorp	30,399	395,491
M&T Bank Corp.	4,801	585,482
People’s United Financial, Inc.	11,204	176,239
Regions Financial Corp.	47,898	431,561
SunTrust Banks, Inc.	18,712	715,547
The PNC Financial Services Group, Inc.	18,568	1,656,266
US Bancorp	59,845	2,454,243
Wells Fargo & Co.	168,881	8,672,039
Zions Bancorporation	7,283	200,574
		36,855,172
Consumer Finance (0.7%)
American Express Co.	30,769	2,280,906
Capital One Financial Corp.	19,610	1,422,117
Discover Financial Services	15,737	818,167
Navient Corp.	13,522	151,987
		4,673,177
Diversified Financial Services (0.5%)
CME Group, Inc.	12,211	1,132,448
Intercontinental Exchange, Inc.	4,037	948,655
Leucadia National Corp.	12,193	247,030
Moody’s Corp.	6,300	618,660
Nasdaq, Inc.	4,258	227,079
		3,173,872
Industrial REITs (0.1%)
ProLogis, Inc.	18,896	735,054

Insurance (4.1%)
ACE, Ltd. (b)	11,706	1,210,400
Aflac, Inc.	15,570	905,084
American International Group, Inc.	46,777	2,657,869

See accompanying notes to investments in securities.

	Shares	Value(a)
Aon PLC (b)	10,112	$896,024
Assurant, Inc.	2,339	184,804
Berkshire Hathaway, Inc.- - Class B (c)	67,728	8,831,731
Chubb Corp.	8,206	1,006,466
Cincinnati Financial Corp.	5,248	282,343
Genworth Financial, Inc. - Class A (c)	17,929	82,832
Hartford Financial Services Group, Inc.	14,997	686,563
Lincoln National Corp.	9,071	430,510
Loews Corp.	10,369	374,736
Marsh & McLennan Cos., Inc.	19,160	1,000,535
MetLife, Inc.	40,347	1,902,361
Principal Financial Group, Inc.	9,834	465,542
Prudential Financial, Inc.	16,305	1,242,604
The Allstate Corp.	14,475	843,024
The Progressive Corp.	21,182	649,017
The Travelers Cos., Inc.	11,251	1,119,812
Torchmark Corp.	4,206	237,218
Unum Group	8,918	286,090
XL Group PLC (b)	10,929	396,941
		25,692,506
Office REITs (0.2%)
Boston Properties, Inc.	5,549	657,002
SL Green Realty Corp.	3,637	393,378
Vornado Realty Trust	6,344	573,624
		1,624,004
Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (c)	10,479	335,328

Residential REITs (0.4%)
Apartment Investment & Management Co. - Class A	5,563	205,942
AvalonBay Communities, Inc.	4,770	833,892
Equity Residential	13,094	983,621
Essex Property Trust, Inc.	2,390	533,974
		2,557,429
Retail REITs (0.6%)
General Growth Properties, Inc.	21,132	548,798
Kimco Realty Corp.	14,861	363,054
Realty Income Corp.	8,429	399,451
Simon Property Group, Inc.	11,183	2,054,541
The Macerich Co.	4,865	373,729
		3,739,573
Specialized REITs (1.2%)
American Tower Corp.	15,236	1,340,463
Crown Castle International Corp.	12,066	951,645
Equinix, Inc.	2,123	580,428
HCP, Inc.	16,635	619,654
Host Hotels & Resorts, Inc.	27,155	429,321
Iron Mountain, Inc.	6,934	215,099
Plum Creek Timber Co., Inc.	6,292	248,597
Public Storage	5,353	1,132,855
Ventas, Inc.	11,994	672,384
Welltower, Inc.	12,724	861,669
Weyerhaeuser Co.	18,590	508,242
		7,560,357
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	17,367	176,622

Health Care (14.3%)
Biotechnology (3.5%)
AbbVie, Inc.	59,842	3,256,003
Alexion Pharmaceuticals, Inc. (c)	8,216	1,284,900
Amgen, Inc.	27,413	3,791,766
Baxalta, Inc.	19,579	616,934
Biogen, Inc. (c)	8,527	2,488,264
Celgene Corp. (c)	28,580	3,091,499
Gilead Sciences, Inc.	53,058	5,209,765
Regeneron Pharmaceuticals, Inc. (c)	2,881	1,340,069
Vertex Pharmaceuticals, Inc. (c)	8,836	920,181
		21,999,381
Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	53,865	2,166,450
Baxter International, Inc.	19,628	644,780
Becton Dickinson and Co.	7,590	1,006,889
Boston Scientific Corp. (c)	48,497	795,836
CR Bard, Inc.	2,710	504,900
DENTSPLY International, Inc.	4,975	251,586
Edwards Lifesciences Corp. (c)	3,877	551,193
Intuitive Surgical, Inc. (c)	1,398	642,493
Medtronic PLC (b)	51,126	3,422,374
St Jude Medical, Inc.	10,154	640,616
Stryker Corp.	11,435	1,076,034
Varian Medical Systems, Inc. (c)	3,590	264,870
Zimmer Biomet Holdings, Inc.	6,165	579,078
		12,547,099

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Care Providers & Services (2.8%)
Aetna, Inc.	12,558	$1,373,971
AmerisourceBergen Corp.	7,425	705,301
Anthem, Inc.	9,457	1,323,980
Cardinal Health, Inc.	11,835	909,165
Cigna Corp.	9,329	1,259,602
DaVita HealthCare Partners, Inc. (c)	6,133	443,600
Express Scripts Holding Co. (c)	24,394	1,974,938
HCA Holdings, Inc. (c)	11,558	894,127
Henry Schein, Inc. (c)	3,001	398,293
Humana, Inc.	5,417	969,643
Laboratory Corp. of America Holdings (c)	3,599	390,383
McKesson Corp.	8,394	1,553,142
Patterson Cos., Inc.	3,065	132,561
Quest Diagnostics, Inc.	5,106	313,866
Tenet Healthcare Corp. (c)	3,532	130,401
UnitedHealth Group, Inc.	34,505	4,002,925
Universal Health Services, Inc. - Class B	3,367	420,235
		17,196,133
Health Care Technology (0.1%)
Cerner Corp. (c)	11,100	665,556

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	11,977	411,171
PerkinElmer, Inc.	4,068	186,965
Thermo Fisher Scientific, Inc.	14,429	1,764,378
Waters Corp. (c)	2,982	352,502
		2,715,016
Pharmaceuticals (5.5%)
Allergan PLC (c)	14,226	3,866,769
Bristol-Myers Squibb Co.	60,284	3,568,813
Eli Lilly & Co.	35,267	2,951,495
Endo International PLC (b) (c)	7,529	521,609
Johnson & Johnson	100,110	9,345,269
Mallinckrodt PLC (c)	4,195	268,228
Merck & Co., Inc.	101,828	5,029,285
Mylan NV (c)	14,921	600,720
Perrigo Co. PLC (b)	5,284	831,015
Pfizer, Inc.	222,966	7,003,362
Zoetis, Inc.	16,595	683,382
		34,669,947
Industrials (9.7%)
Aerospace & Defense (2.6%)
General Dynamics Corp.	10,967	1,512,898
Honeywell International, Inc.	28,236	2,673,667
L-3 Communications Holdings, Inc.	2,882	301,227
Lockheed Martin Corp.	9,698	2,010,492
Northrop Grumman Corp.	6,775	1,124,311
Precision Castparts Corp.	4,989	1,146,023
Raytheon Co.	10,961	1,197,599
Rockwell Collins, Inc.	4,695	384,239
The Boeing Co.	23,092	3,023,897
United Technologies Corp.	29,910	2,661,691
		16,036,044
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,126	347,440
Expeditors International of Washington, Inc.	6,771	318,576
FedEx Corp.	9,456	1,361,475
United Parcel Service, Inc. - Class B	25,255	2,492,416
		4,519,907
Airlines (0.6%)
American Airlines Group, Inc.	24,288	943,103
Delta Air Lines, Inc.	28,755	1,290,237
Southwest Airlines Co.	23,837	906,759
United Continental Holdings, Inc. (c)	13,657	724,504
		3,864,603
Building Products (0.1%)
Allegion PLC (b)	3,440	198,351
Masco Corp.	12,434	313,088
		511,439
Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	3,237	183,117
Cintas Corp.	3,227	276,715
Pitney Bowes, Inc.	7,235	143,615
Republic Services, Inc.	8,703	358,564
Stericycle, Inc. (c)	3,051	425,035
The ADT Corp.	6,111	182,719
Tyco International PLC	15,161	507,287
Waste Management, Inc.	15,205	757,361
		2,834,413
Construction & Engineering (0.1%)
Fluor Corp.	5,150	218,103
Jacobs Engineering Group, Inc. (c)	4,422	165,515
Quanta Services, Inc. (c)	7,380	178,670
		562,288
Electrical Equipment (0.5%)
AMETEK, Inc.	8,754	458,009
Eaton Corp. PLC	16,831	863,430

See accompanying notes to investments in securities.

	Shares	Value(a)
Emerson Electric Co.	23,757	$1,049,347
Rockwell Automation, Inc.	4,879	495,072
Roper Technologies, Inc.	3,601	564,277
		3,430,135
Industrial Conglomerates (2.3%)
3M Co.	22,586	3,202,017
Danaher Corp.	21,497	1,831,759
General Electric Co.	365,012	9,205,603
Textron, Inc.	9,964	375,045
		14,614,424
Machinery (1.1%)
Caterpillar, Inc.	21,781	1,423,606
Cummins, Inc.	5,978	649,091
Deere & Co.	11,271	834,054
Dover Corp.	5,656	323,410
Flowserve Corp.	4,768	196,156
Illinois Tool Works, Inc.	11,911	980,394
Ingersoll-Rand PLC	9,495	482,061
Joy Global, Inc.	3,491	52,121
PACCAR, Inc.	12,761	665,741
Parker Hannifin Corp.	5,005	486,987
Pentair PLC (b)	6,411	327,217
Snap-On, Inc.	2,143	323,464
Xylem, Inc.	6,523	214,281
		6,958,583
Professional Services (0.3%)
Dun & Bradstreet Corp.	1,339	140,595
Equifax, Inc.	4,306	418,457
Nielsen Holdings PLC	13,262	589,761
Robert Half International, Inc.	4,783	244,698
United Rentals, Inc. (c)	3,359	201,708
		1,595,219
Road & Rail (0.8%)
CSX Corp.	35,564	956,672
JB Hunt Transport Services, Inc.	3,290	234,906
Kansas City Southern	3,971	360,885
Norfolk Southern Corp.	10,896	832,454
Ryder System, Inc.	1,862	137,862
Union Pacific Corp.	31,369	2,773,333
		5,296,112
Trading Companies & Distributors (0.1%)
Fastenal Co.	10,490	384,039
WW Grainger, Inc.	2,255	484,847
		868,886
Information Technology (19.9%)
Communications Equipment (1.5%)
Cisco Systems, Inc.	183,868	4,826,535
F5 Networks, Inc. (c)	2,560	296,448
Harris Corp.	4,439	324,713
Juniper Networks, Inc.	12,737	327,469
Motorola Solutions, Inc.	5,774	394,826
QUALCOMM, Inc.	56,803	3,052,025
		9,222,016
Computers & Peripherals (4.4%)
Apple, Inc. (d)	206,169	22,740,441
EMC Corp.	69,583	1,681,125
Hewlett-Packard Co.	65,306	1,672,486
NetApp, Inc.	10,848	321,101
SanDisk Corp.	7,391	401,553
Western Digital Corp.	8,329	661,656
		27,478,362
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp. - Class A	11,098	565,554
Corning, Inc.	44,320	758,758
FLIR Systems, Inc.	5,055	141,490
Seagate Technology PLC	10,919	489,171
TE Connectivity, Ltd. (b)	14,547	871,220
		2,826,193
Internet Software & Services (3.7%)
Akamai Technologies, Inc. (c)	6,472	446,956
eBay, Inc. (c)	40,518	990,260
Facebook, Inc. - Class A (c)	81,695	7,344,381
Google, Inc. - Class A (c)	10,481	6,690,756
Google, Inc. - Class C (c)	10,694	6,506,443
VeriSign, Inc. (c)	3,610	254,722
Yahoo!, Inc. (c)	31,311	905,201
		23,138,719
IT Services (3.6%)
Accenture PLC - Class A (b)	22,564	2,217,139
Alliance Data Systems Corp. (c)	2,203	570,533
Automatic Data Processing, Inc.	16,840	1,353,262
Cognizant Technology Solutions Corp. - Class A (c)	22,030	1,379,298
Computer Sciences Corp.	4,968	304,936
Fidelity National Information Services, Inc.	10,175	682,539
Fiserv, Inc. (c)	8,480	734,453
International Business Machines Corp.	32,580	4,723,122
Mastercard, Inc. - Class A	36,080	3,251,530
Paychex, Inc.	11,622	553,556
PayPal Holdings, Inc. (c)	40,072	1,243,835
Teradata Corp. (c)	5,027	145,582

See accompanying notes to investments in securities.

	Shares	Value(a)
The Western Union Co.	18,489	$339,458
Total System Services, Inc.	6,118	277,941
Visa, Inc. - Class A	70,547	4,914,304
		22,691,488
Office Electronics (0.1%)
Xerox Corp.	36,321	353,403

Semiconductors & Semiconductor Equipment (2.3%)
Altera Corp.	10,914	546,573
Analog Devices, Inc.	11,265	635,459
Applied Materials, Inc.	43,405	637,619
Avago Technologies, Ltd. (b)	9,418	1,177,344
Broadcom Corp. - Class A	20,209	1,039,349
First Solar, Inc. (c)	2,691	115,040
Intel Corp.	171,863	5,179,951
KLA-Tencor Corp.	5,687	284,350
Lam Research Corp.	5,675	370,748
Linear Technology Corp.	8,621	347,857
Microchip Technology, Inc.	7,623	328,475
Micron Technology, Inc. (c)	38,916	582,962
NVIDIA Corp.	18,426	454,201
Qorvo, Inc. (c)	5,401	243,315
Skyworks Solutions, Inc.	6,927	583,323
Texas Instruments, Inc.	37,106	1,837,489
Xilinx, Inc.	9,273	393,175
		14,757,230
Software (3.9%)
Activision Blizzard, Inc.	18,160	560,962
Adobe Systems, Inc. (c)	17,991	1,479,220
Autodesk, Inc. (c)	8,152	359,829
CA, Inc.	11,327	309,227
Citrix Systems, Inc. (c)	5,794	401,408
Electronic Arts, Inc. (c)	11,271	763,610
Intuit, Inc.	9,993	886,879
Microsoft Corp.	289,148	12,797,691
Oracle Corp.	117,570	4,246,628
Red Hat, Inc. (c)	6,645	477,643
Salesforce.com, Inc. (c)	22,429	1,557,246
Symantec Corp.	24,675	480,422
		24,320,765
Materials (2.7%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	7,007	893,953
Airgas, Inc.	2,449	218,769
CF Industries Holdings, Inc.	8,425	378,283
Eastman Chemical Co.	5,381	348,258
Ecolab, Inc.	9,601	1,053,422
EI du Pont de Nemours & Co.	32,712	1,576,718
FMC Corp.	4,816	163,311
International Flavors & Fragrances, Inc.	2,900	299,454
LyondellBasell Industries NV - Class A	13,474	1,123,193
Monsanto Co.	16,913	1,443,355
PPG Industries, Inc.	9,754	855,328
Praxair, Inc.	10,351	1,054,353
Sigma-Aldrich Corp.	4,304	597,912
The Dow Chemical Co.	41,868	1,775,203
The Mosaic Co.	12,189	379,200
The Sherwin-Williams Co.	2,916	649,626
		12,810,338
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,422	368,023
Vulcan Materials Co.	4,771	425,573
		793,596
Containers & Packaging (0.2%)
Ball Corp.	4,965	308,823
Owens-Illinois, Inc. (c)	5,735	118,829
Sealed Air Corp.	7,441	348,834
WestRock Co.	9,451	486,160
		1,262,646
Metals & Mining (0.3%)
Alcoa, Inc.	47,352	457,420
Freeport-McMoRan, Inc.	41,060	397,871
Newmont Mining Corp.	19,070	306,455
Nucor Corp.	11,465	430,511
		1,592,257
Paper & Forest Products (0.1%)
International Paper Co.	15,102	570,705

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	222,374	7,244,945
CenturyLink, Inc.	20,335	510,815
Frontier Communications Corp.	42,233	200,607
Level 3 Communications, Inc. (c)	10,420	455,250
Verizon Communications, Inc.	146,985	6,395,317
		14,806,934
Utilities (3.1%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	17,659	1,004,091
Duke Energy Corp.	24,885	1,790,227

See accompanying notes to investments in securities.

	Shares	Value(a)
Edison International	11,710	$738,550
Entergy Corp.	6,455	420,220
Eversource Energy	11,414	577,777
Exelon Corp.	31,118	924,205
FirstEnergy Corp.	15,197	475,818
NextEra Energy, Inc.	16,640	1,623,232
Pepco Holdings, Inc.	9,123	220,959
Pinnacle West Capital Corp.	3,977	255,085
PPL Corp.	24,217	796,497
Southern Co.	32,823	1,467,188
Xcel Energy, Inc.	18,274	647,082
		10,940,931
Gas Utilities (0.1%)
AGL Resources, Inc.	4,312	263,204
ONEOK, Inc.	7,485	241,017
		504,221
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	11,954	177,517
The AES Corp.	24,637	241,196
		418,713
Multi-Utilities (1.2%)
Ameren Corp.	8,748	369,778
CenterPoint Energy, Inc.	15,494	279,512
CMS Energy Corp.	9,904	349,809
Consolidated Edison, Inc.	10,516	702,995
Dominion Resources, Inc.	21,412	1,506,977
DTE Energy Co.	6,500	522,405
NiSource, Inc.	11,404	211,544
PG&E Corp.	17,684	933,715
Public Service Enterprise Group, Inc.	18,236	768,830
SCANA Corp.	5,070	285,238
Sempra Energy	8,536	825,602
TECO Energy, Inc.	8,485	222,816
WEC Energy Group, Inc.	11,324	591,339
		7,570,560
Total common stocks (cost: $279,417,235)		611,457,705
Short-Term Securities (2.5%)
Investment Companies (2.5%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	15,484,131	15,484,131
Total short-term securities (cost: $15,484,131)		15,484,131
Total investments in securities (cost: $294,901,366) (e)		626,941,836
Cash and other assets in excess of liabilities (0.2%)		1,064,807
Total net assets (100.0%)		$628,006,643

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)  Foreign security: The Fund held 2.2% of net assets in foreign securities at September 30, 2015.

(c)  Non-income producing security.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2015, securities with an aggregate market value of $3,860,500 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	December 2015	159	Long	$(121,676)
		159		$(121,676)

(e)  At September 30, 2015 the cost of securities for federal income tax purposes was $298,162,827. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$338,694,719
Gross unrealized depreciation	(9,915,709)
Net unrealized appreciation	$328,779,010

See accompanying notes to investments in securities.

SFT Advantus International Bond Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (58.9%)
Brazil (3.5%)
Government (3.5%)
Brazil Letras do Tesouro Nacional (BRL)
14.203%, 07/01/16 (c)	$2,680,000	$604,993
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 08/15/16	189,000	127,363
6.000%, 08/15/18	140,000	91,597
6.000%, 05/15/19	330,000	213,657
6.000%, 08/15/20	40,000	25,556
6.000%, 08/15/22	140,000	87,766
6.000%, 05/15/23	237,000	147,654
6.000%, 08/15/24	110,000	67,989
6.000%, 05/15/45	2,000,000	1,147,868
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/17	6,480,000	1,530,689
		4,045,132
Hungary (4.6%)
Government (4.6%)
Hungary Government Bond (HUF)
4.000%, 04/25/18	21,900,000	82,885
5.500%, 12/20/18	90,670,000	360,612
5.500%, 06/24/25	20,650,000	86,567
6.000%, 11/24/23	28,170,000	120,059
6.500%, 06/24/19	113,900,000	470,050
6.750%, 11/24/17	163,780,000	657,104
7.000%, 06/24/22	19,800,000	87,002
7.500%, 11/12/20	8,230,000	36,416
Hungary Government International Bond (EUR)
3.875%, 02/24/20	130,000	160,741
4.375%, 07/04/17	51,000	60,564
5.750%, 06/11/18	530,000	663,138
Hungary Government International Bond (USD)
5.375%, 02/21/23	740,000	804,572
6.250%, 01/29/20	735,000	825,919
6.375%, 03/29/21	810,000	924,612
		5,340,241
Iceland (0.2%)
Government (0.2%)
Iceland Government International Bond (USD)
5.875%, 05/11/22 (d)	240,000	273,323

Indonesia (4.3%)
Government (4.3%)
Indonesia Treasury Bond (IDR)
5.625%, 05/15/23	6,899,000,000	368,002
7.000%, 05/15/22	6,844,000,000	406,281
7.875%, 04/15/19	5,659,000,000	366,823
8.250%, 07/15/21	2,107,000,000	135,318
8.375%, 03/15/24	302,000,000	19,051
8.375%, 09/15/26	712,000,000	44,826
9.000%, 03/15/29	506,000,000	32,436
9.500%, 07/15/23	18,680,000,000	1,253,243
10.000%, 09/15/24	1,959,000,000	134,972
10.250%, 07/15/22	4,158,000,000	291,486
11.000%, 11/15/20	8,082,000,000	580,988
11.500%, 09/15/19	466,000,000	33,690
12.800%, 06/15/21	13,266,000,000	1,026,535
12.900%, 06/15/22	3,446,000,000	269,995
		4,963,646
Ireland (1.5%)
Government (1.5%)
Ireland Government Bond (EUR)
5.400%, 03/13/25	1,148,580	1,754,428

Lithuania (1.0%)
Government (1.0%)
Lithuania Government International Bond (USD)
6.125%, 03/09/21 (d)	100,000	116,665
7.375%, 02/11/20 (d)	900,000	1,080,000
		1,196,665
Malaysia (2.4%)
Government (2.4%)
Malaysia Government Bond (MYR)
3.172%, 07/15/16	2,591,000	589,387
3.197%, 10/15/15	2,750,000	625,602
3.394%, 03/15/17	4,160,000	946,708
3.814%, 02/15/17	940,000	215,333
4.262%, 09/15/16	1,800,000	413,635
		2,790,665
Mexico (8.1%)
Government (8.1%)
Mexican Bonos (MXN)
6.250%, 06/16/16	19,459,000	1,168,695
7.250%, 12/15/16	74,317,000	4,564,206
7.750%, 12/14/17	5,000,000	317,241
8.000%, 12/17/15	47,473,000	2,826,275
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,465,482	87,653
3.500%, 12/14/17	2,654,858	166,606
4.000%, 06/13/19	1,831,852	116,784
5.000%, 06/16/16	2,681,407	163,890
		9,411,350
Philippines (1.6%)
Government (1.6%)
Philippine Government Bond (PHP)
1.625%, 04/25/16	54,320,000	1,157,437

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
7.000%, 01/27/16	$31,960,000	$694,133
9.125%, 09/04/16	730,000	16,540
		1,868,110
Poland (5.3%)
Government (5.3%)
Poland Government Bond (PLN)
1.790%, 01/25/17 (e)	2,011,000	528,544
1.790%, 01/25/21 (e)	2,040,000	525,162
2.963%, 01/25/16 (c)	4,340,000	1,135,668
4.750%, 10/25/16	1,680,000	455,871
5.000%, 04/25/16	1,650,000	441,990
5.750%, 09/23/22	5,900,000	1,853,530
6.250%, 10/24/15	2,925,000	771,297
Poland Government International Bond (USD)
6.375%, 07/15/19	370,000	428,334
		6,140,396
Portugal (2.6%)
Government (2.6%)
Portugal Government International Bond (USD)
5.125%, 10/15/24 (d)	1,060,000	1,123,197
Portugal Obrigacoes do Tesouro OT (EUR)
3.875%, 02/15/30 (d)	1,490,000	1,850,124
4.950%, 10/25/23	10,600	14,312
5.650%, 02/15/24	26,200	36,893
		3,024,526
Serbia (0.9%)
Government (0.9%)
Republic of Serbia (USD)
4.875%, 02/25/20 (d)	360,000	363,643
5.250%, 11/21/17 (d)	200,000	206,750
7.250%, 09/28/21 (d)	410,000	459,200
		1,029,593
Singapore (3.1%)
Government (3.1%)
Singapore Government Bond (SGD)
1.125%, 04/01/16	5,070,000	3,561,373

Slovenia (0.7%)
Government (0.7%)
Slovenia Government International Bond (USD)
5.500%, 10/26/22 (d)	530,000	595,192
5.850%, 05/10/23 (d)	200,000	228,516
		823,708
South Korea (13.8%)
Financial (9.5%)
Korea Monetary Stabilization Bond (KRW)
1.960%, 02/02/17	130,100,000	110,376
2.070%, 12/02/16	249,300,000	211,635
2.460%, 08/02/16	352,500,000	299,748
2.780%, 02/02/16	273,450,000	231,700
2.790%, 06/02/16	4,567,000,000	3,885,934
2.800%, 04/02/16	774,650,000	657,813
2.810%, 10/02/15	55,000,000	46,405
2.900%, 12/02/15	6,685,600,000	5,654,061
		11,097,672
Government (4.3%)
Korea Treasury Bond (KRW)
2.750%, 12/10/15	754,400,000	637,995
2.750%, 06/10/16	2,511,500,000	2,136,962
3.000%, 12/10/16	2,562,020,000	2,198,444
		4,973,401
		16,071,073
Sri Lanka (0.6%)
Government (0.6%)
Sri Lanka Government Bond (LKR)
7.500%, 08/15/18	2,880,000	19,787
8.000%, 06/15/17	1,640,000	11,580
8.000%, 11/15/18	100,000	691
8.000%, 11/01/19	1,640,000	11,195
8.250%, 03/01/17	80,000	569
8.500%, 11/01/15	40,000	284
8.500%, 04/01/18	1,570,000	11,102
8.500%, 06/01/18	10,000	70
9.000%, 05/01/21	20,000	138
9.250%, 05/01/20	6,070,000	42,761
10.600%, 07/01/19	40,810,000	301,801
10.600%, 09/15/19	4,890,000	36,317
11.000%, 08/01/21	32,590,000	243,572
		679,867
Ukraine (4.7%)
Government (4.7%)
Financing of Infrastructural Projects State Enterprise (USD)
7.400%, 04/20/18 (d)	200,000	156,040
Ukraine Government International Bond (EUR)
4.950%, 10/13/15 (d)	100,000	90,584
Ukraine Government International Bond (USD)
7.500%, 04/17/23 (d)	2,600,000	2,072,512
7.750%, 09/23/20 (d)	500,000	402,875
7.800%, 11/28/22 (d)	1,600,000	1,268,320
9.250%, 07/24/17 (d)	1,840,000	1,455,215
		5,445,546
Total long-term debt securities (cost: $78,654,949)		68,419,642

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Short-Term Securities (36.5%)
Malaysia (1.7%)
Bank Negara Malaysia Monetary Note (MYR)
3.135%, 11/12/15 (c)	$210,000	$47,608
3.200%, 10/01/15 (c)	1,270,000	288,916
3.234%, 11/24/15 (c)	80,000	18,118
3.244%, 11/03/15 (c)	200,000	45,376
3.280%, 10/27/15 (c)	50,000	11,350
Bank Negara Malaysia Monetary Notes (MYR)
3.040%, 04/19/16 (c)	40,000	8,942
3.049%, 03/01/16 (c)	1,450,000	325,640
3.050%, 05/03/16 (c)	420,000	93,814
3.072%, 09/15/16 (c)	1,260,000	278,211
3.080%, 06/07/16 (c)	890,000	198,207
3.100%, 09/22/16 (c)	1,300,000	286,868
Malaysia Treasury Bill (MYR)
2.800%, 05/27/16 (c)	40,000	8,916
2.815%, 12/11/15 (c)	210,000	47,489
2.950%, 10/23/15 (c)	30,000	6,812
2.969%, 04/29/16 (c)	30,000	6,703
2.985%, 03/18/16 (c)	60,000	13,455
3.000%, 10/09/15 (c)	30,000	6,821
3.004%, 01/22/16 (c)	260,000	58,589
3.050%, 08/05/16 (c)	380,000	84,191
3.052%, 12/04/15 (c)	410,000	92,773
3.250%, 01/22/16 (c)	30,000	6,760
		1,935,559
Mexico (10.0%)
Mexican Cetes (MXN)
3.184%, 10/29/15 (c)	1,085,800	63,916
3.194%, 10/15/15 (c)	248,700	14,657
3.214%, 10/01/15 (c)	6,572,100	387,778
3.234%, 11/26/15 (c)	4,812,100	282,603
3.256%, 12/10/15 (c)	14,622,100	857,529
3.262%, 11/12/15 (c)	3,120,400	183,469
3.281%, 01/07/16 (c)	9,247,900	540,999
3.315%, 03/17/16 (c)	1,869,600	108,590
3.323%, 12/24/15 (c)	9,258,800	542,315
3.328%, 01/21/16 (c)	8,387,300	490,016
3.329%, 04/14/16 (c)	8,810,600	510,707
3.339%, 02/04/16 (c)	20,078,600	1,171,511
3.382%, 03/31/16 (c)	21,070,900	1,223,030
3.434%, 12/03/15 (c)	1,854,300	108,835
3.469%, 04/28/16 (c)	5,913,700	342,310
3.471%, 02/18/16 (c)	19,677,100	1,146,552
3.574%, 05/26/16 (c)	16,987,200	980,485
3.589%, 06/23/16 (c)	25,600,800	1,473,334
3.590%, 03/03/16 (c)	15,089,000	878,019
3.680%, 08/18/16 (c)	5,764,800	329,524
		11,636,179
Philippines (0.5%)
Philippine Treasury Bill (PHP)
1.290%, 02/03/16 (c)	7,550,000	160,521
1.294%, 08/03/16 (c)	3,880,000	82,267
1.374%, 11/04/15 (c)	1,790,000	38,252
1.374%, 09/07/16 (c)	640,000	13,376
1.452%, 03/02/16 (c)	2,790,000	59,358
1.455%, 12/02/15 (c)	4,450,000	94,928
1.514%, 10/07/15 (c)	5,750,000	122,979
1.857%, 07/06/16 (c)	10,000	210
		571,891
Singapore (1.7%)
Monetary Authority of Singapore (SGD)
0.923%, 11/20/15 (c)	120,000	84,267
0.932%, 11/13/15 (c)	651,000	457,255
0.962%, 11/06/15 (c)	2,100,000	1,475,354
		2,016,876
South Korea (1.0%)
Korea Monetary Stabilization Bond (KRW)
1.410%, 09/09/16	41,500,000	35,011
1.482%, 11/10/15 (c)	223,300,000	188,078
1.512%, 12/15/15 (c)	503,500,000	423,467
1.560%, 08/09/16	204,700,000	172,752
1.620%, 06/09/16	43,100,000	36,387
1.665%, 10/06/15 (c)	271,300,000	228,830
1.740%, 05/09/16	89,900,000	75,950
		1,160,475
United States (4.3%)
Federal Home Loan Bank (USD)
0.000%, 10/01/15 (c)	4,000,000	4,000,000
Federal Home Loan Mortgage Corporation (USD)
0.010%, 10/01/15 (c)	1,000,000	1,000,000
		5,000,000

	Shares
Investment Companies (17.3%)
United States (17.3%)
State Street Institutional U.S. Government Money Market Fund (USD), current rate 0.000%%	20,166,625	20,166,625
Total short-term securities (cost: $43,668,462)		42,487,605
Total investments in securities (cost: $122,323,411) (f)		110,907,247
Cash and other assets in excess of liabilities (4.6%)		5,392,353
Total net assets (100.0%)		$116,299,600

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On September 30, 2015, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
10/01/15	83,673,000	CLP	118,433	USD	$(1,499)	DBK
10/01/15	118,854	USD	83,673,000	CLP	1,078	DBK
10/01/15	229,895	USD	769,000	MYR	(54,954)	HSB
10/01/15	769,000	MYR	172,017	USD	(2,925)	HSB
10/05/15	77,281	EUR	328,000	PLN	(19)	BCB
10/05/15	84,073	USD	5,460,000	INR	(892)	HSB
10/05/15	5,460,000	INR	83,052	USD	(129)	HSB
10/06/15	146,528	USD	101,500,000	CLP	(1,090)	DBK
10/06/15	34,566	USD	23,944,000	CLP	(257)	DBK
10/07/15	170,103	USD	108,551,000	CLP	(14,574)	DBK
10/07/15	1,435,566	USD	19,820,860	MXN	(266,417)	HSB
10/07/15	19,820,860	MXN	1,290,118	USD	120,970	HSB
10/08/15	271,945	USD	175,690,000	CLP	(20,242)	CIT
10/08/15	404,175	EUR	440,126	USD	(11,072)	DBK
10/08/15	140,379,090	JPY	4,300,000	MYR	(194,404)	JPM
10/08/15	115,318	USD	74,530,000	CLP	(8,542)	MSC
10/09/15	256,403	USD	16,470,000	INR	(5,651)	DBK
10/13/15	602,000	EUR	653,146	USD	(18,943)	HSB
10/13/15	142,013,168	JPY	4,400,000	MYR	(185,717)	JPM
10/14/15	894,779	USD	12,237,000	MXN	(173,375)	DBK
10/14/15	12,237,000	MXN	793,065	USD	71,662	DBK
10/15/15	1,260,000	EUR	1,602,594	USD	195,856	CIT
10/15/15	76,310	USD	49,380,000	CLP	(5,609)	DBK
10/19/15	59,270	USD	3,868,000	INR	(483)	JPM
10/20/15	492,874	USD	31,697,000	INR	(11,221)	DBK
10/20/15	1,004,000	EUR	1,285,522	USD	164,513	HSB
10/20/15	139,540	USD	467,000	MYR	(33,432)	JPM
10/21/15	852,124	EUR	3,590,000	PLN	(7,889)	DBK
10/21/15	125,915	USD	86,050,000	CLP	(2,777)	DBK
10/21/15	333,821	USD	468,000	SGD	(4,844)	HSB
10/22/15	27,530,000	JPY	258,716	USD	28,794	BCB
10/23/15	78,619	USD	5,058,000	INR	(1,801)	DBK
10/23/15	261,511	USD	171,290,000	CLP	(16,439)	DBK
10/23/15	251,518	USD	841,000	MYR	(60,470)	HSB
10/23/15	211,048	USD	144,420,000	CLP	(4,419)	MSC
10/23/15	136,801	USD	89,810,000	CLP	(8,306)	MSC
10/26/15	341,000	EUR	432,848	USD	52,073	DBK
10/26/15	188,458	USD	628,000	MYR	(45,825)	DBK
10/26/15	185,916	USD	127,810,000	CLP	(3,101)	DBK
10/26/15	125,641	USD	418,635	MYR	(30,559)	HSB
10/26/15	71,604	USD	47,223,000	CLP	(4,058)	JPM
10/27/15	249,043	EUR	316,277	USD	38,181	BCB
10/27/15	118,605	USD	7,654,000	INR	(2,445)	DBK
10/28/15	95,176	USD	6,313,000	INR	614	DBK
10/28/15	63,247	USD	44,718,000	CLP	705	DBK
10/28/15	228,517	USD	151,290,000	CLP	(12,156)	DBK
10/29/15	368,558	USD	23,887,000	INR	(6,174)	JPM
10/29/15	77,583	USD	51,930,000	CLP	(3,324)	JPM

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
10/30/15	132,391	USD	8,799,452	INR	$1,079	DBK
10/30/15	156,385	USD	10,151,714	INR	(2,404)	DBK
10/30/15	309,929	USD	20,094,000	INR	(5,143)	HSB
10/30/15	125,468	USD	419,000	MYR	(30,329)	JPM
11/02/15	118,115	USD	83,673,000	CLP	1,493	DBK
11/02/15	72,716	USD	48,870,000	CLP	(2,857)	DBK
11/04/15	144,036	USD	97,750,000	CLP	(4,331)	DBK
11/04/15	699,000	EUR	878,818	USD	98,177	UBS
11/05/15	75,668	USD	51,700,000	CLP	(1,785)	BCB
11/05/15	82,600	USD	5,460,000	INR	127	HSB
11/05/15	84,146	USD	5,460,000	INR	(1,419)	HSB
11/06/15	295,189	USD	19,213,833	INR	(4,122)	DBK
11/06/15	70,158	USD	47,932,000	CLP	(1,666)	DBK
11/09/15	75,000	EUR	84,439	USD	672	GSC
11/09/15	105,616	USD	72,840,000	CLP	(1,560)	MSC
11/10/15	13,826,020	JPY	121,278	USD	5,780	CIT
11/10/15	173,982	USD	119,882,000	CLP	(2,740)	CIT
11/10/15	3,406,000	EUR	4,253,924	USD	449,742	DBK
11/10/15	39,118	USD	2,528,000	INR	(849)	DBK
11/10/15	59,872	USD	3,868,000	INR	(1,318)	JPM
11/10/15	185,406	USD	128,060,000	CLP	(2,483)	MSC
11/12/15	956,000	EUR	1,198,231	USD	130,434	CIT
11/12/15	19,766,000	JPY	173,941	USD	8,818	CIT
11/12/15	14,673,000	JPY	122,420	USD	(157)	CIT
11/12/15	75,914	USD	51,800,000	CLP	(1,936)	DBK
11/12/15	105,405	USD	72,613,500	CLP	(1,702)	DBK
11/12/15	22,910,000	JPY	200,828	USD	9,440	HSB
11/12/15	327,000	SGD	231,077	USD	1,388	HSB
11/12/15	235,778	USD	327,000	SGD	(6,088)	HSB
11/12/15	13,582,000	JPY	119,337	USD	5,874	JPM
11/13/15	805,000	EUR	1,004,793	USD	105,639	BCB
11/13/15	194,482	USD	134,309,250	CLP	(2,685)	DBK
11/13/15	82,000	EUR	91,596	USD	6	GSC
11/13/15	19,620,000	JPY	163,955	USD	49	GSC
11/13/15	105,832	USD	6,890,000	INR	(1,587)	HSB
11/13/15	42,264	USD	2,730,000	INR	(959)	HSB
11/13/15	248,067	USD	16,044,000	INR	(5,323)	HSB
11/13/15	14,666,000	JPY	122,547	USD	26	SCB
11/13/15	16,000	EUR	17,888	USD	17	SCB
11/16/15	14,665,000	JPY	122,546	USD	30	CIT
11/16/15	415,000	EUR	519,663	USD	56,101	DBK
11/16/15	539,036	EUR	2,295,000	PLN	643	DBK
11/16/15	246,182	USD	15,917,000	INR	(5,488)	DBK
11/16/15	71,914	USD	49,380,000	CLP	(1,418)	DBK
11/16/15	153,000	EUR	172,445	USD	1,541	GSC
11/16/15	62,928	USD	43,367,000	CLP	(1,016)	JPM
11/16/15	18,200,000	JPY	158,709	USD	6,660	MSC
11/16/15	437,000	EUR	546,840	USD	58,704	MSC
11/16/15	13,769,800	JPY	120,279	USD	5,242	SCB
11/17/15	64,955	USD	44,900,000	CLP	(860)	MSC
11/17/15	352,796	USD	243,800,000	CLP	(4,772)	MSC
11/18/15	74,624,550	JPY	628,740	USD	5,285	BOA

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
11/18/15	45,867,000	JPY	395,473	USD	$12,275	DBK
11/18/15	192,000	SGD	135,655	USD	820	HSB
11/18/15	136,567	USD	192,000	SGD	(1,733)	HSB
11/18/15	1,755,000	AUD	1,411,722	USD	182,393	JPM
11/19/15	34,372	USD	24,160,000	CLP	110	BCB
11/19/15	56,774,000	JPY	490,255	USD	15,927	CIT
11/19/15	403,000	AUD	321,548	USD	39,272	CIT
11/19/15	118,528	USD	405,080	MYR	(26,660)	DBK
11/19/15	1,285,000	AUD	1,024,145	USD	124,084	JPM
11/20/15	63,773,000	JPY	550,242	USD	17,432	CIT
11/20/15	65,657	USD	225,000	MYR	(14,632)	HSB
11/23/15	192,158	USD	132,460,000	CLP	(3,175)	DBK
11/23/15	154,000	EUR	172,865	USD	825	GSC
11/23/15	372,435	USD	24,082,000	INR	(8,726)	JPM
11/23/15	191,000	EUR	240,230	USD	26,856	MSC
11/24/15	11,968,000	JPY	102,378	USD	2,383	HSB
11/25/15	333,000	EUR	415,141	USD	43,120	MSC
11/27/15	41,676	USD	29,500,000	CLP	397	JPM
11/30/15	418,052	USD	288,180,000	CLP	(7,165)	DBK
12/02/15	196,597	USD	137,500,000	CLP	(586)	BCB
12/02/15	181,298	USD	127,280,000	CLP	145	MSC
12/03/15	90,275	EUR	384,000	PLN	(60)	CIT
12/03/15	141,886	USD	9,556,000	INR	2,181	JPM
12/04/15	100,000	EUR	124,770	USD	13,034	DBK
12/09/15	202,851	EUR	249,888	USD	23,207	HSB
12/09/15	69,400,000	JPY	554,291	USD	(25,769)	HSB
12/09/15	30,600	EUR	37,801	USD	3,606	SCB
12/10/15	76,947	EUR	328,000	PLN	104	DBK
12/11/15	65,409	USD	4,419,000	INR	1,119	CIT
12/11/15	193,920	USD	134,309,250	CLP	(2,605)	DBK
12/15/15	89,000	EUR	111,101	USD	11,633	JPM
12/17/15	125,484	USD	87,130,000	CLP	(1,436)	DBK
12/18/15	74,100	AUD	56,819	USD	4,994	CIT
12/21/15	46,870,000	JPY	401,216	USD	9,293	DBK
12/21/15	46,950,000	JPY	401,454	USD	8,863	HSB
12/21/15	119,351	USD	82,000,000	CLP	(2,646)	JPM
12/22/15	22,560,000	JPY	190,795	USD	2,144	BCB
12/22/15	35,200,000	JPY	298,103	USD	3,753	CIT
01/08/16	10,873,000	JPY	91,821	USD	848	GSC
01/11/16	48,424	USD	179,000	MYR	(7,948)	JPM
01/11/16	14,608	USD	54,000	MYR	(2,398)	JPM
01/13/16	3,206,080	EUR	3,808,022	USD	222,645	SCB
01/14/16	9,980,000	JPY	84,180	USD	667	CIT
01/14/16	2,063,134	EUR	8,809,788	MYR	(315,501)	JPM
01/14/16	29,920,000	JPY	253,947	USD	3,576	SCB
01/15/16	33,230,000	JPY	282,825	USD	4,750	BCB
01/15/16	128,914	EUR	152,821	USD	8,650	CIT
01/15/16	184,000	EUR	217,718	USD	11,941	DBK
01/15/16	141,863	EUR	168,043	USD	9,390	JPM
01/15/16	21,600,000	JPY	183,150	USD	2,397	JPM
01/15/16	638,000	EUR	754,562	USD	41,052	JPM
01/19/16	161,000	EUR	178,109	USD	(1,961)	BCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
01/19/16	638,000	EUR	755,056	USD	$41,485	BCB
01/19/16	35,690,000	JPY	290,735	USD	(7,952)	HSB
01/19/16	636,000	EUR	751,529	USD	40,195	JPM
01/19/16	45,710,000	JPY	370,247	USD	(12,296)	SCB
01/20/16	253,000	EUR	275,942	USD	(7,032)	BCB
01/20/16	459,600	EUR	538,812	USD	24,761	DBK
01/20/16	42,190	EUR	46,017	USD	(1,172)	DBK
01/21/16	190,000	EUR	221,749	USD	9,234	BCB
01/22/16	10,020,000	JPY	81,094	USD	(2,768)	DBK
01/22/16	139,000	EUR	151,343	USD	(4,131)	DBK
01/22/16	94,757	USD	366,000	MYR	(12,045)	DBK
01/22/16	218,957	EUR	918,000	MYR	(37,451)	DBK
01/25/16	642,000	EUR	751,544	USD	33,406	JPM
01/27/16	362,540	EUR	411,617	USD	6,064	BCB
01/27/16	184,000	EUR	202,915	USD	(2,915)	DBK
01/27/16	184,000	EUR	202,307	USD	(3,523)	GSC
01/27/16	52,800,000	JPY	451,379	USD	9,423	GSC
01/27/16	17,600,000	JPY	142,315	USD	(5,003)	JPM
01/28/16	64,982,551	JPY	555,323	USD	11,383	HSB
01/29/16	310,400	EUR	353,645	USD	6,403	CIT
01/29/16	50,203,538	JPY	428,226	USD	7,986	DBK
02/03/16	820,000	EUR	931,766	USD	14,341	DBK
02/08/16	335,000	EUR	367,977	USD	(6,864)	BCB
02/09/16	14,673,000	JPY	125,795	USD	2,942	CIT
02/09/16	454,000	EUR	521,464	USD	13,459	CIT
02/09/16	210,000	EUR	241,689	USD	6,708	DBK
02/09/16	51,000	EUR	58,625	USD	1,558	GSC
02/10/16	158,000	EUR	179,447	USD	2,648	HSB
02/10/16	7,551	USD	30,000	MYR	(778)	HSB
02/11/16	389,000	EUR	442,099	USD	6,806	BCB
02/11/16	341,000	EUR	387,557	USD	5,977	BCB
02/11/16	4,989	USD	20,000	MYR	(474)	HSB
02/12/16	996,930	SGD	708,173	USD	9,838	BCB
02/12/16	716,958	USD	996,930	SGD	(18,623)	BCB
02/12/16	83,579	USD	92,000,000	KRW	(6,102)	DBK
02/12/16	15,430,000	JPY	124,195	USD	(5,005)	DBK
02/12/16	107,000	EUR	117,564	USD	(2,172)	GSC
02/12/16	14,652,000	JPY	124,333	USD	1,647	GSC
02/16/16	1,242,806	USD	19,151,013	MXN	(124,794)	CIT
02/16/16	19,151,013	MXN	1,233,901	USD	115,890	CIT
02/16/16	523,086	USD	1,927,206	MYR	(88,140)	DBK
02/16/16	160,000	EUR	182,004	USD	2,944	SCB
02/17/16	210,000	EUR	241,275	USD	6,254	GSC
02/17/16	6,828,270	JPY	57,902	USD	720	GSC
02/17/16	8,030,000	JPY	67,971	USD	726	JPM
02/17/16	412,000	EUR	472,997	USD	11,908	JPM
02/19/16	115,336	USD	485,000	MYR	(5,895)	HSB
02/24/16	22,797,000	JPY	185,307	USD	(5,629)	DBK
02/24/16	136,593	USD	192,500	SGD	(1,794)	DBK
02/24/16	45,752,000	JPY	371,831	USD	(11,363)	HSB
02/25/16	19,720,000	JPY	167,167	USD	1,999	HSB
02/26/16	789,099	EUR	900,465	USD	17,176	BCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
02/26/16	54,600,000	JPY	460,003	USD	$2,682	BCB
02/26/16	132,617	EUR	151,426	USD	2,979	BOA
02/26/16	54,300	EUR	61,864	USD	1,083	DBK
02/26/16	815,000	SGD	578,979	USD	8,306	DBK
02/26/16	573,378	USD	815,000	SGD	(2,705)	DBK
02/26/16	1,165,870	SGD	821,654	USD	5,298	MSC
02/26/16	824,228	USD	1,165,870	SGD	(7,871)	MSC
02/29/16	485,214	EUR	555,070	USD	11,904	DBK
02/29/16	73,808,000	JPY	618,002	USD	(242)	HSB
03/02/16	86,000	EUR	96,931	USD	655	DBK
03/03/16	44,000,000	JPY	371,316	USD	2,731	JPM
03/04/16	74,750	EUR	84,281	USD	596	DBK
03/04/16	20,800,000	JPY	174,974	USD	730	HSB
03/07/16	13,000	EUR	14,648	USD	94	DBK
03/09/16	57,903,900	JPY	485,502	USD	382	BCB
03/09/16	417,300	EUR	464,889	USD	(2,342)	BCB
03/09/16	104,000	EUR	115,638	USD	(806)	HSB
03/10/16	730,071	EUR	801,107	USD	(16,337)	CIT
03/10/16	294,000	EUR	322,268	USD	(6,917)	MSC
03/11/16	462,367	USD	7,354,410	MXN	(33,848)	HSB
03/11/16	7,354,410	MXN	472,998	USD	44,479	HSB
03/14/16	651,000	SGD	462,309	USD	6,686	DBK
03/14/16	457,484	USD	651,000	SGD	(1,862)	DBK
03/16/16	80,099	EUR	85,717	USD	(3,979)	BCB
03/16/16	55,874	EUR	59,869	USD	(2,700)	CIT
03/16/16	553,000	SGD	389,393	USD	2,380	HSB
03/16/16	390,358	USD	553,000	SGD	(3,345)	HSB
03/16/16	27,000	EUR	28,913	USD	(1,322)	JPM
03/21/16	33,313	EUR	37,857	USD	548	BCB
03/22/16	77,666,000	JPY	645,731	USD	(5,140)	CIT
03/22/16	29,650,000	JPY	246,479	USD	(1,999)	MSC
03/23/16	45,378	EUR	48,755	USD	(2,068)	BCB
03/23/16	384,000	EUR	432,883	USD	2,807	DBK
03/23/16	616,157	EUR	694,394	USD	4,304	UBS
03/24/16	81,780	EUR	91,421	USD	(174)	BCB
03/24/16	28,159,000	JPY	234,522	USD	(1,472)	DBK
03/28/16	42,092,130	JPY	355,340	USD	2,545	BCB
03/29/16	993,800	EUR	1,094,691	USD	(18,500)	BOA
03/29/16	989,000	EUR	1,094,665	USD	(13,149)	BOA
03/29/16	126,400	EUR	140,089	USD	(1,496)	BOA
03/29/16	94,407	EUR	106,614	USD	866	CIT
03/29/16	142,000	EUR	156,498	USD	(2,561)	DBK
03/29/16	179,000	EUR	202,002	USD	1,497	DBK
03/30/16	592,400	EUR	656,832	USD	(6,750)	BOA
03/31/16	22,832	EUR	25,060	USD	(516)	DBK
03/31/16	36,048	USD	160,000	MYR	(23)	HSB
03/31/16	9,763,000	JPY	81,752	USD	(82)	JPM
04/01/16	122,716	EUR	134,002	USD	(3,465)	BCB
04/01/16	170,114	USD	769,000	MYR	3,024	HSB
04/08/16	266,300	EUR	295,535	USD	(2,825)	CIT
04/11/16	26,744	USD	100,000	MYR	(4,240)	HSB
04/13/16	12,300,000	JPY	102,960	USD	(172)	CIT

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
04/13/16	121,475	EUR	131,537	USD	$(4,579)	DBK
04/13/16	301,000	EUR	323,041	USD	(14,238)	SCB
04/14/16	244,000	EUR	260,743	USD	(12,672)	JPM
04/18/16	22,030,000	JPY	186,041	USD	1,302	BCB
04/18/16	385,458	USD	1,465,895	MYR	(55,683)	DBK
04/18/16	510,253	EUR	543,675	USD	(28,148)	HSB
04/21/16	13,240,000	JPY	112,285	USD	1,249	JPM
04/21/16	32,855	EUR	35,795	USD	(1,028)	JPM
04/21/16	15,980,000	JPY	135,518	USD	1,503	JPM
04/22/16	119,438	EUR	129,320	USD	(4,544)	BCB
04/29/16	84,263	EUR	92,097	USD	(2,360)	BCB
04/29/16	535,000	EUR	589,196	USD	(10,523)	SCB
05/05/16	336,531	EUR	378,454	USD	1,157	BCB
05/09/16	32,000	EUR	35,853	USD	(27)	BCB
05/18/16	74,514,200	JPY	630,195	USD	4,854	CIT
05/19/16	74,602,500	JPY	627,123	USD	1,025	BCB
05/19/16	74,400,375	JPY	625,560	USD	1,159	BOA
05/19/16	74,662,400	JPY	630,674	USD	4,074	HSB
05/20/16	41,201,000	JPY	346,908	USD	1,121	JPM
05/23/16	62,000	EUR	69,535	USD	(7)	BCB
05/26/16	64,764,000	JPY	550,013	USD	6,386	BCB
05/26/16	131,855	EUR	153,581	USD	5,678	BCB
05/26/16	52,556,000	JPY	443,361	USD	2,208	SCB
06/06/16	22,710	EUR	25,263	USD	(218)	BCB
06/06/16	737,103	EUR	835,609	USD	8,567	HSB
06/08/16	46,300,000	JPY	375,825	USD	(12,945)	CIT
06/10/16	62,600,000	JPY	504,123	USD	(21,541)	BCB
06/10/16	91,710,000	JPY	739,150	USD	(30,957)	CIT
06/10/16	66,670,000	JPY	537,813	USD	(22,028)	HSB
06/13/16	133,550	EUR	151,299	USD	1,428	DBK
06/13/16	22,100,000	JPY	179,462	USD	(6,131)	DBK
06/13/16	61,770,000	JPY	501,109	USD	(17,626)	JPM
06/15/16	69,000	EUR	78,628	USD	1,192	DBK
06/16/16	17,886,000	JPY	145,828	USD	(4,387)	CIT
06/16/16	26,000,000	JPY	211,886	USD	(6,475)	JPM
06/20/16	149,300	AUD	113,581	USD	10,045	CIT
06/20/16	370,000	AUD	280,730	USD	24,142	JPM
06/22/16	46,960,000	JPY	384,288	USD	(10,166)	DBK
06/22/16	4,111,000	AUD	3,117,371	USD	266,722	JPM
07/08/16	133,213	USD	515,800	MYR	(17,605)	DBK
07/13/16	261,688	USD	1,023,987	MYR	(32,212)	HSB
07/14/16	262,891	USD	1,023,565	MYR	(33,515)	DBK
07/15/16	296,911	USD	1,160,000	MYR	(36,968)	DBK
07/20/16	59,343	USD	232,000	MYR	(7,362)	DBK
07/20/16	187,673	EUR	813,000	MYR	(28,656)	DBK
07/25/16	32,786,000	JPY	266,557	USD	(9,110)	CIT
07/25/16	126,000	EUR	138,945	USD	(2,611)	DBK
07/25/16	51,000,000	JPY	414,567	USD	(14,245)	JPM
07/27/16	113,732	USD	445,000	MYR	(14,047)	DBK
07/27/16	273,243	EUR	1,180,000	MYR	(42,662)	DBK
07/28/16	30,914	EUR	34,136	USD	(597)	CIT
07/29/16	60,350,000	JPY	494,075	USD	(13,419)	BCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
07/29/16	268,255	EUR	1,180,000	MYR	$(37,090)	JPM
07/29/16	535,000	EUR	596,680	USD	(4,440)	JPM
08/05/16	97,592	EUR	107,730	USD	(1,945)	BCB
08/05/16	536,000	EUR	592,896	USD	(9,468)	CIT
08/05/16	535,000	EUR	590,587	USD	(10,654)	HSB
08/05/16	366,500	EUR	404,625	USD	(7,252)	JPM
08/08/16	285,324	USD	1,143,865	MYR	(29,174)	HSB
08/10/16	61,530,000	JPY	498,086	USD	(19,534)	CIT
08/10/16	76,884	EUR	84,446	USD	(1,970)	CIT
08/11/16	273,000	EUR	301,377	USD	(5,477)	DBK
08/12/16	15,430,000	JPY	125,097	USD	(4,716)	BCB
08/17/16	256,000	SGD	180,963	USD	2,380	BCB
08/17/16	181,986	USD	256,000	SGD	(3,403)	BCB
08/17/16	192,000	SGD	134,523	USD	586	HSB
08/17/16	136,509	USD	192,000	SGD	(2,572)	HSB
08/18/16	51,438,000	JPY	417,815	USD	(15,019)	DBK
08/18/16	89,918	USD	106,000,000	KRW	(651)	JPM
08/22/16	96,755,000	JPY	785,222	USD	(29,047)	HSB
08/22/16	69,639,000	JPY	565,084	USD	(20,982)	JPM
08/24/16	23,068,000	JPY	188,187	USD	(5,960)	BCB
08/24/16	1,031,933	USD	1,228,000,000	KRW	2,276	HSB
08/26/16	65,692,000	JPY	557,605	USD	4,684	JPM
08/26/16	743,770	EUR	866,388	USD	30,028	SCB
08/29/16	38,472,000	JPY	323,430	USD	(416)	DBK
08/29/16	33,447,000	JPY	281,071	USD	(476)	JPM
08/29/16	327,271	EUR	376,427	USD	8,383	JPM
08/31/16	51,798	EUR	58,584	USD	329	DBK
08/31/16	22,848,000	JPY	191,194	USD	(1,146)	JPM
					$396,689

At September 30, 2015, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 0.926%	CIT	10/17/17	$6,540,000	$—	$(20,658)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.817%	CIT	02/03/25	440,000	5,403	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	01/22/25	1,760,000	6,040	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.937%	CIT	01/29/25	320,000	496	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.942%	CIT	01/30/25	270,000	323	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.970%	CIT	01/23/25	2,200,000	—	(3,032)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	01/27/20	1,300,000	—	(2,089)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.978%	CIT	03/27/25	750,000	—	(652)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	03/27/25	750,000	—	(1,138)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	05/09/24	4,260,000	—	(276,110)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.731%	CIT	07/07/24	1,250,000	—	(85,504)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.388%	CIT	05/09/44	2,028,000	—	(369,215)
Net unrealized appreciation (depreciation)				$12,262	$(758,398)

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Principal amounts for foreign debt securities are denominated in the currencies indicated.  United States debt securities are denominated in U.S. Dollars.

(c)          Rate represents annualized yield at date of purchase.

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)          Variable rate security.

(f)           At September 30, 2015 the cost of securities for federal income tax purposes was $122,323,411. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,217,593
Gross unrealized depreciation	(12,633,757)
Net unrealized depreciation	$(11,416,164)

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar

Counterparty Legend
BCB	Barclays Bank PLC
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT Advantus Managed Volatility Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (41.3%)
Government Obligations (2.0%)
U.S. Government Agencies and Obligations (2.0%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.8%)
3.000%, 09/01/43	$217,605	$220,709
3.500%, 10/01/44	432,305	450,294
3.500%, 11/01/44	438,865	457,127
3.500%, 12/01/44	458,632	477,717
		1,605,847
Federal National Mortgage Association (FNMA) (0.7%)
3.000%, 04/01/43	332,084	337,611
3.000%, 05/01/43	159,018	161,659
3.000%, 06/01/43	417,199	424,091
3.500%, 08/01/42	190,363	199,757
3.500%, 02/01/43	203,519	214,715
		1,337,833
U.S. Treasury (0.5%)
U.S. Treasury Note, 0.625%, 04/30/18 (b)	1,000,000	994,870
Total government obligations (cost: $3,864,385)		3,938,550

Asset-Backed Security (0.5%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (c) (d)	1,000,000	1,018,271
Total asset-backed securities (cost: $999,564)		1,018,271

Corporate Obligations (38.8%)
Basic Materials (0.1%)
Mining (0.1%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (e)	250,000	245,762

Communications (3.2%)
Cable/Satellite TV (0.8%)
Comcast Corp.
4.200%, 08/15/34	500,000	493,188
4.650%, 07/15/42	250,000	257,051
DIRECTV Holdings LLC, 4.600%, 02/15/21	750,000	802,096
		1,552,335
Media (1.2%)
CBS Corp.,
3.500%, 01/15/25	750,000	722,306
4.000%, 01/15/26	250,000	245,945
Time Warner, Inc., 4.850%, 07/15/45	1,000,000	981,417
Viacom, Inc., 5.625%, 09/15/19	250,000	275,035
		2,224,703
Telecommunication (0.5%)
Crown Castle Towers LLC, 3.663%, 05/15/25 (d)	1,000,000	974,760

Telephone — Integrated (0.6%)
AT&T, Inc.
4.350%, 06/15/45	250,000	214,583
4.500%, 05/15/35	1,000,000	914,816
		1,129,399
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (e)	250,000	257,954

Consumer Cyclical (1.5%)
Home Furnishings (0.5%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	994,477

Retail (1.0%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	980,931
Target Corp., 3.500%, 07/01/24	750,000	782,967
Wal-Mart Stores, Inc., 1.950%, 12/15/18	250,000	255,231
		2,019,129
Consumer Staples (0.7%)
Beverages (0.3%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	513,241

Consumer Products — Miscellaneous (0.4%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	766,617

Consumer, Non-cyclical (0.7%)
Commercial Service — Finance (0.1%)
Moody’s Corp., 4.875%, 02/15/24	250,000	264,295

Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	201,220	238,633

See accompanying notes to investments in securities.

	Principal	Value(a)
Food (0.2%)
ConAgra Foods, Inc., 5.819%, 06/15/17	$250,000	$267,283
Pharmaceuticals (0.3%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	517,528

Energy (6.0%)
Oil, Gas & Consumable Fuels (3.0%)
Apache Corp., 3.250%, 04/15/22	181,000	176,217
Chevron Corp., 3.191%, 06/24/23	250,000	253,352
Ensco PLC, 4.500%, 10/01/24 (e)	750,000	554,051
EOG Resources, Inc., 2.625%, 03/15/23	250,000	242,767
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	724,808
Noble Energy, Inc., 3.900%, 11/15/24 (b)	1,000,000	930,009
Phillips 66, 4.650%, 11/15/34	1,000,000	973,449
Rowan Cos., Inc., 4.750%, 01/15/24	500,000	366,269
Total Capital International SA, 3.750%, 04/10/24 (e)	750,000	774,374
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	960,421
		5,955,717
Pipelines (3.0%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25 (d)	1,000,000	970,711
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	271,748
Energy Transfer Partners L.P., 4.900%, 03/15/35	1,000,000	807,768
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	253,733
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (c) (d)	1,000,000	987,453
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	638,666
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	241,949
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	253,477
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	909,577
Williams Partners L.P., 4.300%, 03/04/24	500,000	453,641
		5,788,723
Financial (11.4%)
Banks (4.6%)
Associated Banc-Corp, 4.250%, 01/15/25	750,000	762,422
Bank of America Corp.
3.950%, 04/21/25	1,000,000	972,835
5.700%, 01/24/22	250,000	285,157
Bank of Montreal, 2.375%, 01/25/19 (e)	250,000	253,714
Capital One Financial Corp., 4.750%, 07/15/21	250,000	272,697
Citigroup, Inc.
3.300%, 04/27/25	750,000	730,524
5.300%, 01/07/16	250,000	253,002
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (d) (e)	600,000	598,324
Discover Bank
3.100%, 06/04/20	1,000,000	1,009,680
4.250%, 03/13/26	500,000	506,251
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	275,064
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	965,108
4.500%, 01/24/22	250,000	269,742
KeyBank NA, 3.180%, 05/22/22	1,000,000	1,012,977
PNC Bank NA, 3.800%, 07/25/23	250,000	258,174
SunTrust Bank, 2.750%, 05/01/23	250,000	240,530
Wells Fargo & Co., 5.125%, 09/15/16	250,000	259,467
		8,925,668
Diversified Financial Services (1.4%)
CME Group, Inc., 3.000%, 03/15/25	1,000,000	981,446

See accompanying notes to investments in securities.

	Principal	Value(a)
Discover Financial Services, 3.750%, 03/04/25	$1,000,000	$968,448
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	704,924
		2,654,818
Insurance (2.0%)
Assured Guaranty US Holdings, 5.000%, 07/01/24	500,000	520,007
First American Financial Corp., 4.600%, 11/15/24	750,000	767,950
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	775,670
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	260,894
Old Republic International Corp., 4.875%, 10/01/24	750,000	786,232
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	797,627
		3,908,380
Real Estate Investment Trust — Diversified (0.5%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	968,636

Real Estate Investment Trust — Health Care (0.5%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	971,605

Real Estate Investment Trust — Office Property (0.2%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29 (b)	500,000	499,434

Real Estate Investment Trust — Residential (0.4%)
UDR, Inc., 4.000%, 10/01/25	750,000	761,516

Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	261,458

Real Estate Investment Trust — Single Tenant (0.8%)
Realty Income Corp., 5.950%, 09/15/16	250,000	260,627
Select Income REIT, 4.500%, 02/01/25	750,000	721,337
Tanger Properties L.P., 3.875%, 12/01/23	500,000	500,831
		1,482,795
Real Estate Investment Trust — Storage (0.3%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	523,444

Specialized REITs (0.6%)
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	971,143
HCP, Inc., 4.250%, 11/15/23	250,000	251,612
		1,222,755
Health Care (4.4%)
Biotechnology (0.7%)
Amgen, Inc., 5.700%, 02/01/19	250,000	277,635
Celgene Corp., 3.875%, 08/15/25	1,000,000	1,000,186
		1,277,821
Health Care Equipment & Supplies (1.0%)
St Jude Medical, Inc.
3.875%, 09/15/25	750,000	760,701
4.750%, 04/15/43	250,000	248,085
Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	1,000,000	979,222
		1,988,008
Health Care Providers & Services (0.8%)
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	254,136
UnitedHealth Group, Inc.
2.750%, 02/15/23	250,000	246,349
3.750%, 07/15/25	1,000,000	1,033,637
		1,534,122
Pharmaceuticals (1.9%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	986,267
Actavis Funding SCS, 3.800%, 03/15/25 (e)	670,000	647,246
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	518,328

See accompanying notes to investments in securities.

	Principal	Value(a)
Cardinal Health, Inc., 3.750%, 09/15/25	$1,000,000	$1,015,751
Mylan, Inc., 4.200%, 11/29/23	500,000	505,287
		3,672,879
Industrials (4.7%)
Aerospace & Defense (0.8%)
Harris Corp., 3.832%, 04/27/25	1,000,000	979,038
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	524,273
		1,503,311
Electrical Equipment (0.9%)
Flextronics International, Ltd., 4.750%, 06/15/25 (d) (e)	1,000,000	968,720
Trimble Navigation, Ltd., 4.750%, 12/01/24	750,000	750,159
		1,718,879
Environmental Control (0.5%)
Waste Management, Inc., 3.900%, 03/01/35 (b)	1,000,000	942,217

Machinery (1.1%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23 (b)	750,000	770,274
CNH Industrial Capital LLC, 3.875%, 07/16/18 (c) (d)	750,000	735,000
Joy Global, Inc., 5.125%, 10/15/21	750,000	716,826
		2,222,100
Miscellaneous Manufacturing (0.6%)
Textron, Inc.
3.875%, 03/01/25	750,000	752,035
4.300%, 03/01/24	500,000	514,534
		1,266,569
Road & Rail (0.1%)
The Kansas City Southern Railway Co., 4.300%, 05/15/43 (f)	250,000	230,900

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	360,690

Trucking & Leasing (0.5%)
GATX Corp., 3.250%, 03/30/25	1,000,000	945,708

Information Technology (2.1%)
Communications Equipment (0.5%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	503,623
Motorola Solutions, Inc., 4.000%, 09/01/24	500,000	451,196
		954,819
Computers (0.5%)
Apple, Inc., 4.375%, 05/13/45	1,000,000	990,019

Internet Software & Services (0.4%)
eBay, Inc., 3.450%, 08/01/24	750,000	713,153

IT Services (0.2%)
The Western Union Co., 3.350%, 05/22/19	500,000	513,742

Software (0.5%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,015,254

Materials (1.5%)
Chemicals (1.5%)
Potash Corp. of Saskatchewan, Inc., 3.000%, 04/01/25 (e)	1,000,000	917,255
The Dow Chemical Co., 3.500%, 10/01/24	750,000	716,197
The Mosaic Co., 5.450%, 11/15/33	200,000	210,714
The Valspar Corp., 3.950%, 01/15/26	1,000,000	1,021,028
		2,865,194
Transportation (1.2%)
Airlines (0.7%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/27	1,000,000	995,000
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 08/15/25	237,997	247,064
		1,242,064

See accompanying notes to investments in securities.

	Shares/ Principal	Value(a)
Transport — Rail (0.5%)
Norfolk Southern Corp., 3.850%, 01/15/24	$500,000	$512,775
Union Pacific Corp., 3.750%, 03/15/24	500,000	527,751
		1,040,526
Utilities (1.3%)
Electric Utilities (0.3%)
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	253,719
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	250,374
		504,093
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	257,587

Multi-Utilities (0.7%)
Dominion Gas Holdings LLC, 3.550%, 11/01/23	250,000	250,228
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,028,360
		1,278,588
Water Utilities (0.2%)
Aquarion Co., 4.000%, 08/15/24 (c) (d)	500,000	497,704
Total corporate obligations (cost: $76,866,832)		75,427,012
Total long-term debt securities (cost: $81,730,781)		80,383,833

Mutual Funds (42.7%)
Investment Companies (42.7%)
SFT Advantus Index 500 Fund (g)	9,914,237	72,556,339
SPDR S&P 500 ETF Trust	36,170	6,931,257
Vanguard S&P 500 ETF	20,175	3,544,949
Total mutual funds (cost: $83,483,545)		83,032,545

	Shares
Short-Term Securities (15.8%)
Investment Companies (15.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	30,667,268	30,667,268
Total short-term securities (cost: $30,667,268)		30,667,268
Total investments in securities (cost: $195,881,594) (h)		194,083,646
Cash and other assets in excess of liabilities (0.2%)		406,662
Total net assets (100.0%)		$194,490,308

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2015, securities with an aggregate market value of $3,979,633 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	December 2015	40	Short	$(55,709)
S&P 500® Index Future	December 2015	40	Short	415,375
		80		$359,666

(c)	Illiquid security. (See Note 3.)
(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)	Foreign security: The Fund held 2.7% of net assets in foreign securities at September 30, 2015.
(f)	Step rate security.
(g)	Affiliated security.
(h)

At September 30, 2015 the cost of securities for federal income tax purposes was $195,907,202. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,379,844
Gross unrealized depreciation	(3,203,401)
Net unrealized depreciation	$(1,823,557)

See accompanying notes to investments in securities.

SFT Advantus Money Market Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (70.0%)
Communications (2.0%)
Media (2.0%)
The Walt Disney Co., 0.142%, 10/16/15 (b) (c)	$2,000,000	$1,999,883
Consumer Staples (17.0%)
Beverages (6.4%)
PepsiCo, Inc., 0.101%, 10/02/15 (b) (c)	2,000,000	1,999,995
The Coca-Cola Co.
0.172%, 12/08/15 (b) (c)	3,000,000	2,999,037
0.366%, 01/29/16 (b) (c)	1,000,000	998,800
0.570%, 04/18/16 (b) (c)	500,000	498,444
		6,496,276
Food (2.8%)
Nestle Capital Corp., 0.127%, 10/01/15 (b) (c)	2,800,000	2,800,000
Food & Beverage (3.3%)
Cargill, Inc., 0.091%, 10/05/15 (b) (c)	3,300,000	3,299,967
Food & Staples Retailing (4.5%)
Wal-Mart Stores, Inc.
0.142%, 10/30/15 (b) (c)	2,500,000	2,499,718
0.152%, 10/07/15 (b) (c)	2,000,000	1,999,950
		4,499,668
Financial (10.0%)
Insurance (10.0%)
Massachusetts Mutual Life Insurance Co.
0.142%, 10/08/15 (b) (c)	2,600,000	2,599,929
0.152%, 10/16/15 (b) (c)	1,000,000	999,937
MetLife Funding, Inc., 0.152%, 11/24/15 (b)	4,000,000	3,999,100
New York Life Capital Corp., 0.122%, 10/26/15 (b) (c)	2,500,000	2,499,792
		10,098,758
Government (7.3%)
Sovereign (7.3%)
Province of Ontario
0.112%, 10/05/15 (b)	1,213,000	1,212,985
0.122%, 10/08/15 (b)	1,350,000	1,349,969
0.152%, 12/02/15 (b)	1,600,000	1,599,587
0.162%, 12/01/15 (b)	3,200,000	3,199,132
		7,361,673
Health Care (13.1%)
Pharmaceuticals (13.1%)
Abbott Laboratories
0.132%, 10/29/15 (b) (c)	2,900,000	2,899,707
0.183%, 10/20/15 (b) (c)	1,600,000	1,599,848
Pfizer, Inc.
0.142%, 10/28/15 (b) (c)	2,000,000	1,999,790
0.172%, 11/10/15 (b) (c)	2,200,000	2,199,584
Roche Holdings, Inc.
0.122%, 10/22/15 (b) (c)	1,400,000	1,399,902
0.132%, 10/15/15 (b) (c)	1,700,000	1,699,914
0.132%, 10/26/15 (b) (c)	1,400,000	1,399,874
		13,198,619
Industrials (20.6%)
Aerospace & Defense (6.0%)
Honeywell International, Inc.
0.244%, 11/03/15 (b) (c)	1,500,000	1,499,670
0.254%, 11/16/15 (b) (c)	2,000,000	1,999,361
United Technologies Corp.
0.183%, 10/13/15 (b) (c)	550,000	549,967
0.254%, 11/30/15 (b) (c)	2,000,000	1,999,167
		6,048,165
Air Freight & Logistics (4.5%)
United Parcel Service, Inc.
0.101%, 11/03/15 (b) (c)	2,000,000	1,999,816
0.152%, 11/02/15 (b) (c)	2,500,000	2,499,667
		4,499,483
Electrical Equipment (3.2%)
Emerson Electric Co.,
0.132%, 10/06/15 (b) (c)	2,500,000	2,499,955
0.152%, 10/26/15 (b) (c)	750,000	749,922
		3,249,877
Machinery (6.9%)
Parker-Hannifin Corp.,
0.122%, 10/14/15 (b) (c)	1,000,000	999,957
0.152%, 10/02/15 (b) (c)	2,000,000	1,999,992
Siemens Capital Co. LLC, 0.152%, 10/29/15 (b) (c)	4,000,000	3,999,533
		6,999,482
Total commercial paper (cost: $70,551,851)		70,551,851

Corporate Bonds & Notes (6.0%)
Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Total Capital International SA, 0.750%, 01/25/16	1,000,000	1,001,080
Financial (4.0%)
Finance — Auto Loans (4.0%)
American Honda Finance Corp.
0.162%, 10/21/15	2,000,000	1,999,822

See accompanying notes to investments in securities.

	Principal	Value(a)
0.172%, 10/21/15	500,000	$499,953
0.190.193%, 11/05/15	1,500,000	1,499,723
		3,999,498
Information Technology (1.0%)
Communications Equipment (1.0%)
Cisco Systems, Inc., 5.500%, 02/22/16	1,000,000	1,019,330
Total corporate bonds & notes (cost: $6,019,908)		6,019,908

U.S. Government Obligations (15.0%)
Discount Notes (15.0%)
Federal Agricultural Mortgage Corporation, 0.091%, 10/27/15 (b)	2,000,000	1,999,870
Federal Home Loan Bank
0.051%, 11/12/15 (b)	1,000,000	999,942
0.120%, 11/05/15 (b)	2,000,000	1,999,770
0.122%, 12/01/15 (b)	1,600,000	1,599,675
0.172%, 11/06/15 (b)	3,000,000	2,999,490
Federal Home Loan Mortgage Corporation (FHLMC)
0.066%, 10/23/15 (b)	1,000,000	999,960
0.142%, 10/20/15 (b)	2,500,000	2,499,815
Federal National Mortgage Association (FNMA), 0.071%, 10/28/15 (b)	2,000,000	1,999,895
Total U.S. government obligations (cost: $15,098,417)		15,098,417

Other Short-Term Investments (0.3%)
Asset-Backed Securities (0.3%)
Enterprise Fleet Financing LLC, 0.360%, 03/20/16 (d)	265,857	265,857
Kubota Credit Owner Trust, 0.270%, 02/16/16 (d)	74,601	74,601
Total other short-term investments (cost: $340,458)		340,458

	Shares
Investment Companies (10.8%)
BlackRock Liquidity Funds T-Fund Portfolio, current rate 0.010%	2,800,000	2,800,000
Federated Government Obligations Fund, current rate 0.010%	4,000,000	4,000,000
STIT-Government & Agency Portfolio, current rate 0.040%	4,000,000	4,000,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	60,694	60,694
Total investment companies (cost: $10,860,694)		10,860,694
Total investments in securities (cost: $102,871,328) (e)		102,871,328
Liabilities in excess of cash and other assets (-2.1%)		(2,114,293)
Total net assets (100.0%)		$100,757,035

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Rate represents annualized yield at date of purchase.

(c)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Trustees. In the aggregate such securities represent 58.7% of the Fund’s net assets as of September 30, 2015.

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)          Also represents the cost of securities for federal income tax purposes at September 30, 2015.

See accompanying notes to investments in securities.

SFT Advantus Mortgage Securities Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.4%)
Government Obligations (83.8%)
Other Government Obligations (1.3%)
Provincial or Local Government Obligations (1.3%)
Utility Debt Securitization Authority, 3.435%, 12/15/25	$355,000	$373,463
Texas A&M University, 4.000%, 05/15/31	325,000	330,041
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	281,605
Metro Wastewater Reclamation District, 5.518%, 04/01/24	250,000	276,775
		1,261,884
U.S. Government Agencies and Obligations (82.5%)
Export-Import Bank of the United States (0.9%)
DY7 Leasing LLC, 2.578%, 12/10/25	213,542	216,989
Export Leasing 2009 LLC, 1.859%, 08/28/21	156,683	158,052
Helios Leasing I LLC
1.825%, 05/16/25	124,354	122,963
2.018%, 05/29/24	195,611	196,277
Union 16 Leasing LLC, 1.863%, 01/22/25	202,146	200,802
		895,083
Federal Home Loan Mortgage Corporation (FHLMC) (17.0%)
1.844%, 08/25/24 (b)	330,197	331,308
2.394%, 09/25/24 (b)	500,000	496,599
2.500%, 03/01/28	223,005	229,590
2.500%, 04/01/28	365,315	376,104
3.000%, 08/01/42	168,528	171,094
3.000%, 12/01/42	332,810	337,862
3.000%, 01/01/43	416,803	423,322
3.000%, 02/01/43	980,969	997,236
3.000%, 04/01/43	1,250,774	1,270,541
3.500%, 10/01/25	192,392	204,512
3.500%, 05/01/32	396,582	419,786
3.500%, 03/01/42	1,414,661	1,480,064
3.500%, 08/01/42	382,682	400,373
3.500%, 12/01/44	2,040,913	2,125,839
3.500%, 05/25/45	1,272,628	1,290,895
4.000%, 09/01/40	459,162	494,243
4.000%, 03/01/41	551,930	595,985
4.500%, 04/01/23	66,666	72,122
4.500%, 09/01/40	371,267	402,829
4.500%, 01/01/41	555,221	604,241
4.500%, 03/01/41	490,820	537,031
5.000%, 03/01/23	62,693	68,582
5.000%, 05/01/29	75,517	82,597
5.000%, 08/01/35	81,789	90,211
5.000%, 11/01/35	74,027	81,385
5.000%, 11/01/39	767,021	856,496
5.000%, 03/01/40	488,812	546,907
5.500%, 06/01/20	60,032	63,013
5.500%, 10/01/20	201,433	213,669
5.500%, 11/01/23	169,989	188,318
5.500%, 05/01/34	256,938	292,196
6.000%, 09/01/22	114,578	125,225
6.000%, 11/01/33	238,821	273,200
6.250%, 12/15/23	113,266	125,160
6.500%, 11/01/32	65,257	78,117
		16,346,652
Federal National Mortgage Association (FNMA) (43.5%)
2.100%, 10/25/22	250,000	247,592
2.500%, 03/01/27	625,009	643,027
2.500%, 11/01/27	304,911	309,601
2.500%, 03/01/28	656,091	675,096
3.000%, 09/01/22	252,858	264,571
3.000%, 11/01/27	306,717	320,842
3.000%, 06/01/28	375,779	393,072
3.000%, 03/01/42	177,519	180,646
3.000%, 09/01/42	235,667	239,797
3.000%, 03/01/43	164,812	167,567
3.000%, 04/01/43	668,585	680,140
3.000%, 05/01/43	911,605	926,714
3.000%, 09/01/43	251,873	255,992
3.000%, 10/01/45 (c)	1,100,000	1,114,781
3.500%, 11/01/25	105,475	112,310
3.500%, 01/01/26	247,950	264,018
3.500%, 10/01/30 (c)	375,000	396,094
3.500%, 12/01/32	360,295	381,434
3.500%, 11/01/40	307,768	323,539
3.500%, 01/01/41	529,683	554,592
3.500%, 02/01/41	1,187,886	1,242,215
3.500%, 11/01/41	519,176	544,729
3.500%, 12/01/41	1,070,024	1,118,909
3.500%, 01/01/42	2,467,840	2,580,776
3.500%, 05/01/42	716,091	750,016
3.500%, 08/01/42	677,691	711,134
3.500%, 01/01/43	417,958	437,069
3.500%, 02/01/43	814,075	858,862
3.500%, 03/01/43	397,438	417,845
3.500%, 05/01/43	1,372,310	1,439,442
3.500%, 06/01/45	2,020,942	2,110,482
3.500%, 10/01/45 (c)	500,000	521,578
4.000%, 06/25/23	245,631	259,277
4.000%, 12/01/40	265,067	283,559

See accompanying notes to investments in securities.

	Principal	Value(a)
4.000%, 04/01/41	$189,138	$203,897
4.000%, 11/01/41	526,351	562,962
4.000%, 06/01/42	1,324,461	1,421,495
4.000%, 09/01/43	879,460	938,959
4.000%, 10/01/43	1,711,030	1,856,893
4.000%, 01/01/44	392,080	425,505
4.000%, 08/01/44	492,200	527,256
4.500%, 04/01/21	6,129	6,389
4.500%, 11/01/23	62,536	67,753
4.500%, 04/01/25	139,754	149,355
4.500%, 05/25/34	537,000	621,057
4.500%, 05/01/35	396,553	432,039
4.500%, 07/01/35	307,092	334,305
4.500%, 09/01/37	365,897	399,961
5.000%, 05/01/18	87,749	91,171
5.000%, 10/01/20	78,836	84,283
5.000%, 06/25/23	244,469	264,624
5.000%, 10/25/33	682	682
5.000%, 11/01/33	320,906	355,284
5.000%, 03/01/34	671,951	743,207
5.000%, 05/01/34	75,891	84,017
5.000%, 12/01/34	66,579	73,714
5.000%, 04/01/35	103,715	114,524
5.000%, 07/01/35	647,979	717,089
5.000%, 03/01/38	161,911	180,651
5.000%, 06/01/39	278,420	311,828
5.000%, 12/01/39	394,492	444,409
5.000%, 06/01/40	145,424	162,616
5.000%, 04/01/41	290,083	326,698
5.500%, 02/01/18	52,653	54,844
5.500%, 03/01/18	108,802	113,134
5.500%, 08/01/23	100,269	111,872
5.500%, 02/01/24	136,164	151,939
5.500%, 04/01/33	399,323	454,695
5.500%, 05/01/33	25,463	28,421
5.500%, 01/01/34	76,686	86,360
5.500%, 02/01/34	49,119	55,354
5.500%, 04/01/34	124,425	140,169
5.500%, 05/01/34	23,687	26,677
5.500%, 09/01/34	301,720	343,249
5.500%, 10/01/34	123,529	139,438
5.500%, 01/01/35	206,723	234,262
5.500%, 02/01/35	335,998	380,968
5.500%, 06/01/35	22,122	24,949
5.500%, 08/01/35	103,021	115,754
5.500%, 10/01/35	62,418	70,389
5.500%, 11/01/35	18,187	20,379
5.500%, 09/01/36	271,952	305,844
5.500%, 05/01/38	9,892	11,033
6.000%, 09/01/32	27,281	31,337
6.000%, 10/01/32	440,660	506,231
6.000%, 11/01/32	344,272	394,916
6.000%, 03/01/33	428,628	490,773
6.000%, 04/01/33	104,597	119,537
6.000%, 12/01/33	101,317	115,736
6.000%, 08/01/34	90,243	102,542
6.000%, 09/01/34	53,527	60,806
6.000%, 11/01/34	25,215	28,427
6.000%, 12/01/34	244,772	278,258
6.000%, 11/01/36	35,865	40,774
6.000%, 01/01/37	258,575	293,715
6.000%, 08/01/37	74,672	84,397
6.000%, 09/01/37	129,235	145,606
6.000%, 12/01/37	58,351	65,760
6.000%, 12/01/38	126,065	143,695
6.500%, 11/01/23	81,132	91,488
6.500%, 02/01/32	344,938	411,434
6.500%, 04/01/32	112,381	133,462
6.500%, 05/01/32	40,605	46,868
6.500%, 07/01/32	397,413	467,636
6.500%, 09/01/32	3,616	4,131
6.500%, 09/01/34	23,974	27,486
6.500%, 11/01/34	16,420	19,849
6.500%, 03/01/35	167,148	196,023
6.500%, 02/01/36	31,790	36,316
6.500%, 09/01/37	185,817	213,534
7.000%, 09/01/31	148,426	168,081
7.000%, 11/01/31	31,332	37,902
7.000%, 02/01/32	117,634	138,832
7.000%, 07/01/32	20,150	23,613
7.000%, 10/01/37	16,907	18,164
7.500%, 07/25/22	152,487	170,696
7.500%, 04/01/31	58,883	69,007
		41,676,703
Government National Mortgage Association (GNMA) (20.8%)
0.000%, 03/16/42 (b) (d) (e)	1,246,284	12
0.136%, 06/17/45 (b) (d)	365,913	4
0.643%, 07/16/40 (b) (d)	234,563	233
3.000%, 09/20/42	724,770	743,635
3.000%, 09/20/44	265,240	271,283
3.000%, 03/15/45	577,631	590,346
3.000%, 04/15/45	1,665,063	1,701,715
3.000%, 05/15/45	198,380	202,747
3.000%, 10/01/45 (c)	350,000	357,157
3.250%, 04/20/33	230,754	240,557
3.250%, 03/20/35	1,370,161	1,428,448
3.500%, 11/15/40	152,845	161,580
3.500%, 10/20/43	566,612	595,106
3.500%, 02/20/45	1,100,461	1,154,856
3.500%, 03/20/45	1,566,841	1,644,288
3.500%, 04/20/45	1,947,974	2,044,260
3.500%, 10/01/45 (c)	1,000,000	1,047,773

See accompanying notes to investments in securities.

	Principal	Value(a)
4.000%, 07/20/31	$578,944	$623,412
4.000%, 04/20/39	482,613	519,714
4.000%, 12/20/40	1,296,817	1,408,983
4.000%, 01/15/41	104,911	112,135
4.000%, 02/15/41	638,216	689,980
4.000%, 10/15/41	556,461	599,631
4.000%, 12/20/44	374,930	399,478
4.500%, 06/15/40	482,907	532,722
5.000%, 05/15/33	164,191	183,179
5.000%, 12/15/39	122,113	137,462
5.000%, 01/15/40	1,138,769	1,258,721
5.000%, 07/15/40	697,395	772,913
5.500%, 07/15/38	182,889	208,385
5.500%, 10/15/38	239,221	274,611
		19,905,326
U.S. Treasury (0.2%)
U.S. Treasury Note, 0.500%, 08/31/16	200,000	200,222
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	82,490	92,468
Total government obligations (cost: $78,851,559)		80,378,338

Asset-Backed Securities (6.0%)
ABFS Mortgage Loan Trust, 7.490%, 12/25/31 (f)	156,643	146,373
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	120,000	131,887
Carmax Auto Owner Trust, 2.060%, 11/15/19	250,000	248,938
CCG Receivables Trust, 1.920%, 01/17/23 (g)	300,000	301,067
CountryPlace Manufactured Housing Contract Trust
4.800%, 12/15/35 (b) (e) (g)	165,167	167,244
5.200%, 12/15/35 (b) (g)	250,000	261,847
Credit-Based Asset Servicing and Securitization LLC, 5.357%, 10/25/36 (f) (g)	505,000	532,338
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	500,000	581,371
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (e) (g) (h) (i)	147,289	147,232
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	200,000	202,296
Huntington Auto Trust, 1.370%, 05/15/18	165,000	165,690
Hyundai Auto Receivables Trust, 1.780%, 07/15/20	500,000	500,227
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	177,842	187,211
Longtrain Leasing III LLC 2015-1A Class A1, 2.980%, 01/15/45 (e) (g)	623,914	631,239
Origen Manufactured Housing
5.460%, 11/15/35 (b)	282,053	286,357
5.910%, 01/15/37	511,533	534,004
TCF Auto Receivables Owner Trust, 1.490%, 12/16/19 (g)	250,000	250,358
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (g)	443,121	448,122
Vanderbilt Mortgage Finance, 6.210%, 05/07/26	20,452	20,647
Total asset-backed securities (cost: $5,702,388)		5,744,448

Other Mortgage-Backed Securities (7.1%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.6%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29 (i)	187,130	174,199
BHN I Mortgage Fund
1.000%, 03/25/16 (b) (e) (g) (h) (i) (j)	10,000	152,418
7.540%, 05/31/17 (e) (g) (h) (i) (j)	425	407,191
7.916%, 07/01/15 (e) (g) (h) (i) (j)	50,980	777,027
Prudential Home Mortgage Securities
7.877%, 09/28/24 (b) (g)	1,870	1,622
7.900%, 04/28/22 (g)	29,805	27,120
Structured Asset Mortgage Investments, Inc., 1.747%, 05/02/30 (b) (i)	11,838	3,128
		1,542,705
Commercial Mortgage-Backed Securities (5.5%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (g)	256,180	262,350

See accompanying notes to investments in securities.

	Principal	Value(a)
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b) (g)	$930,000	$970,151
Citigroup Commercial Mortgage Trust, 3.008%, 01/12/30 (b) (g)	130,000	131,111
Connecticut Avenue Securities, 1.694%, 07/25/25 (g)	331,937	332,818
CSMC Mortgage Trust, 1.748%, 04/15/27 (b) (g)	665,000	661,782
Extended Stay America Trust, 2.295%, 12/05/31 (g)	300,000	299,088
Hometown Commercial Mortgage, 5.506%, 11/11/38 (e) (g)	339,604	294,263
Irvine Core Office Trust, 2.068%, 05/15/48 (g)	396,555	397,354
JPMorgan Chase Commercial Mortgage Securities Corp.
2.172%, 12/05/27 (b) (d) (e) (g)	3,501,508	251,867
7.151%, 12/05/27 (g)	125,000	148,597
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (g)	150,000	153,499
Multi Security Asset Trust
5.270%, 11/28/35 (e) (g)	10,917	10,886
5.880%, 11/28/35 (b) (e) (g)	990,000	961,306
TimberStar Trust, 5.668%, 10/15/36 (g)	350,000	362,942
		5,238,014
Total other mortgage-backed securities (cost: $5,586,194)		6,780,719

Corporate Obligations (1.5%)
Communications (0.7%)
Telecommunication (0.7%)
Crown Castle Towers LLC, 3.222%, 05/15/22 (g)	425,000	414,375
SBA Tower Trust, 2.240%, 04/16/18 (g)	220,000	218,547
		632,922
Financial (0.8%)
Real Estate Investment Trust — Diversified (0.4%)
Retail Properties of America, Inc., 4.000%, 03/15/25	400,000	387,454
Real Estate Investment Trust — Residential (0.4%)
UDR, Inc., 4.000%, 10/01/25	400,000	406,142
Total corporate obligations (cost: $1,442,272)		1,426,518
Total long-term debt securities (cost: $91,582,413)		94,330,023

	Shares
Short-Term Securities (4.6%)
Investment Companies (4.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%(k)	2,119,101	2,119,101
STIT-Government & Agency Portfolio, current rate 0.040% (k)	2,300,000	2,300,000
Total short-term securities (cost: $4,419,101)		4,419,101
Total investments in securities (cost: $96,001,514) (l)		98,749,124
Liabilities in excess of cash and other assets (-3.0%)		(2,902,000)
Total net assets (100.0%)		$95,847,124

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Variable rate security.

(c)          Security is issued on a when-issued or forward commitment basis. As of September 30, 2015 the total cost of investments issued on a when-issued or forward commitment basis was $3,414,426.

(d)         Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)          Illiquid security. (See Note 3.)

(f)           Step rate security.

(g)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(h)         Foreign security: The Fund held 1.5% of net assets in foreign securities at September 30, 2015.

(i)             These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)            Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

See accompanying notes to investments in securities.

(k)         All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2015.

(l)             At September 30, 2015 the cost of securities for federal income tax purposes was $96,590,064. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$3,462,001
Gross unrealized depreciation	(1,302,941)
Net unrealized appreciation	$2,159,060

See accompanying notes to investments in securities.

SFT Advantus Real Estate Securities Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.7%)
Financial (98.7%)
Diversified REITs (2.4%)
Duke Realty Corp.	171,500	$3,267,075
Health Care REITs (3.6%)
Welltower, Inc.	73,100	4,950,332
Industrial REITs (5.3%)
DCT Industrial Trust, Inc.	36,475	1,227,748
First Industrial Realty Trust, Inc.	57,200	1,198,340
ProLogis, Inc.	127,281	4,951,231
		7,377,319
Office REITs (18.8%)
Alexandria Real Estate Equities, Inc.	44,000	3,725,480
Boston Properties, Inc.	53,383	6,320,547
Douglas Emmett, Inc.	21,200	608,864
Highwoods Properties, Inc.	50,600	1,960,750
Hudson Pacific Properties, Inc.	61,200	1,761,948
Kilroy Realty Corp.	25,436	1,657,410
Mack-Cali Realty Corp.	58,200	1,098,816
SL Green Realty Corp.	26,671	2,884,736
Vornado Realty Trust	66,686	6,029,748
		26,048,299
Residential REITs (23.2%)
American Campus Communities, Inc.	15,700	568,968
Apartment Investment & Management Co. - Class A	57,918	2,144,124
AvalonBay Communities, Inc.	38,926	6,805,043
Camden Property Trust	29,300	2,165,270
Equity Lifestyle Properties, Inc.	38,343	2,245,750
Equity Residential	101,500	7,624,680
Essex Property Trust, Inc.	26,516	5,924,205
Mid-America Apartment Communities, Inc.	5,804	475,173
Post Properties, Inc.	8,200	477,978
UDR, Inc.	108,800	3,751,424
		32,182,615
Retail REITs (24.6%)
Acadia Realty Trust	48,436	1,456,470
Brixmor Property Group, Inc.	50,100	1,176,348
Federal Realty Investment Trust	29,300	3,997,985
General Growth Properties, Inc.	150,300	3,903,291
Kimco Realty Corp.	131,200	3,205,216
Regency Centers Corp.	30,100	1,870,715
Simon Property Group, Inc.	79,979	14,693,742
The Macerich Co.	23,500	1,805,270
Weingarten Realty Investors	58,600	1,940,246
		34,049,283
Specialized REITs (20.8%)
Chesapeake Lodging Trust	38,600	1,005,916
CubeSmart	73,721	2,005,949
Digital Realty Trust, Inc.	16,400	1,071,248
Equinix, Inc.	7,300	1,995,820
Extra Space Storage, Inc.	44,600	3,441,336
HCP, Inc.	36,300	1,352,175
Host Hotels & Resorts, Inc.	87,646	1,385,683
Pebblebrook Hotel Trust	73,700	2,612,665
Public Storage	36,500	7,724,495
Strategic Hotels & Resorts, Inc. (b)	65,400	901,866
Sunstone Hotel Investors, Inc.	95,500	1,263,465
Ventas, Inc.	73,296	4,108,974
		28,869,592
Total common stocks (cost: $119,747,670)		136,744,515
Mutual Funds (0.5%)
Investment Companies (0.5%)
iShares US Real Estate ETF	9,500	674,025
Total mutual funds (cost: $685,955)		674,025
Short-Term Securities (0.4%)
Investment Companies (0.4%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	582,958	582,958
Total short-term securities (cost: $582,958)		582,958
Total investments in securities (cost: $121,016,583) (c)		138,001,498
Cash and other assets in excess of liabilities (0.4%)		522,055
Total net assets (100.0%)		$138,523,553

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)

At September 30, 2015 the cost of securities for federal income tax purposes was $121,867,846. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

See accompanying notes to investments in securities.

Gross unrealized appreciation	$18,527,549
Gross unrealized depreciation	(2,393,897)
Net unrealized appreciation	$16,133,652

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.4%)
Consumer Discretionary (25.9%)
Hotels, Restaurants & Leisure (3.5%)
Hilton Worldwide Holdings, Inc.	234,300	$5,374,842
Las Vegas Sands Corp.	46,100	1,750,417
Starbucks Corp.	160,300	9,111,452
		16,236,711
Household Durables (0.5%)
Harman International Industries, Inc.	24,100	2,313,359
Internet & Catalog Retail (4.3%)
Amazon.com, Inc. (b)	29,200	14,947,188
The Priceline Group, Inc. (b)	3,900	4,823,754
		19,770,942
Leisure Equipment & Products (0.6%)
Polaris Industries, Inc.	24,500	2,936,815
Media (3.6%)
Comcast Corp. - Class A	169,900	9,663,912
The Walt Disney Co.	66,900	6,837,180
		16,501,092
Specialty Retail (10.6%)
AutoZone, Inc. (b)	8,600	6,224,938
L Brands, Inc.	61,900	5,579,047
O’Reilly Automotive, Inc. (b)	31,000	7,750,000
The Home Depot, Inc.	170,700	19,714,143
Ulta Salon Cosmetics & Fragrance, Inc. (b)	56,600	9,245,610
		48,513,738
Textiles, Apparel & Luxury Goods (2.8%)
NIKE, Inc. - Class B	70,400	8,657,088
Under Armour, Inc. - Class A (b)	41,400	4,006,692
		12,663,780
Consumer Staples (1.5%)
Beverages (1.0%)
Anheuser-Busch InBev NV, ADR (c)	43,200	4,593,024
Personal Care (0.5%)
The Estee Lauder Cos., Inc. - Class A	27,200	2,194,496
Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
EOG Resources, Inc.	50,097	3,647,062
Financial (4.5%)
Capital Markets (1.6%)
The Charles Schwab Corp.	257,000	7,339,920
Diversified Financial Services (1.6%)
CME Group, Inc.	79,300	7,354,282
Specialized REITs (1.3%)
American Tower Corp.	68,000	5,982,640
Health Care (22.6%)
Biotechnology (12.2%)
Alexion Pharmaceuticals, Inc. (b)	30,800	4,816,812
Amgen, Inc.	30,000	4,149,600
Biogen, Inc. (b)	37,938	11,070,688
Celgene Corp. (b)	159,900	17,296,383
Gilead Sciences, Inc.	141,800	13,923,342
Vertex Pharmaceuticals, Inc. (b)	44,000	4,582,160
		55,838,985
Health Care Providers & Services (2.8%)
HCA Holdings, Inc. (b)	169,600	13,120,256
Pharmaceuticals (7.6%)
Allergan PLC (b)	59,684	16,222,708
Bristol-Myers Squibb Co.	177,800	10,525,760
Shire PLC, ADR (c)	38,900	7,983,447
		34,731,915
Industrials (8.6%)
Aerospace & Defense (3.4%)
Lockheed Martin Corp.	23,600	4,892,516
The Boeing Co.	80,100	10,489,095
		15,381,611
Industrial Conglomerates (0.8%)
Danaher Corp.	42,900	3,655,509
Road & Rail (4.4%)
Canadian Pacific Railway, Ltd. (c)	67,000	9,619,190
Union Pacific Corp.	119,100	10,529,631
		20,148,821
Information Technology (31.7%)
Computers & Peripherals (4.4%)
Apple, Inc.	183,288	20,216,666
Internet Software & Services (9.1%)
Facebook, Inc. - Class A (b)	169,800	15,265,020
Google, Inc. - Class A (b)	18,900	12,065,193
Google, Inc. - Class C (b)	15,644	9,518,122

See accompanying notes to investments in securities.

	Shares	Value(a)
LinkedIn Corp. - Class A (b)	24,700	$4,696,211
		41,544,546
IT Services (12.5%)
Alliance Data Systems Corp. (b)	19,100	4,946,518
Cognizant Technology Solutions Corp. - Class A (b)	193,500	12,115,035
Mastercard, Inc. - Class A	223,800	20,168,856
Visa, Inc. - Class A	289,400	20,159,604
		57,390,013
Semiconductors & Semiconductor Equipment (3.8%)
Applied Materials, Inc.	123,000	1,806,870
Lam Research Corp.	96,700	6,317,411
NXP Semiconductor NV (b) (c)	108,210	9,421,845
		17,546,126
Software (1.9%)
Adobe Systems, Inc. (b)	102,700	8,443,994
Materials (0.9%)
Chemicals (0.9%)
PPG Industries, Inc.	48,200	4,226,658
Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
SBA Communications Corp. - Class A (b)	40,200	4,210,548
Total common stocks (cost: $397,940,386)		446,503,509
Short-Term Securities (2.9%)
Investment Companies (2.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	13,235,638	13,235,638
Total short-term securities (cost: $13,235,638)		13,235,638
Total investments in securities (cost: $411,176,024) (d)		459,739,147
Liabilities in excess of cash and other assets (-0.3%)		(1,271,518)
Total net assets (100.0%)		$458,467,629

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 6.9% of net assets in foreign securities at September 30, 2015.
(d)

At September 30, 2015 the cost of securities for federal income tax purposes was $411,217,559. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$65,024,443
Gross unrealized depreciation	(16,502,855)
Net unrealized appreciation	$48,521,588

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.5%)
Consumer Discretionary (15.1%)
Hotels, Restaurants & Leisure (1.9%)
Krispy Kreme Doughnuts, Inc. (b)	214,900	$3,143,987
Multiline Retail (2.2%)
Burlington Stores, Inc. (b)	74,500	3,802,480
Specialty Retail (8.4%)
Boot Barn Holdings, Inc. (b)	169,172	3,117,840
Five Below, Inc. (b)	187,500	6,296,250
Kate Spade & Co. (b)	253,958	4,853,138
		14,267,228
Textiles, Apparel & Luxury Goods (2.6%)
Carter’s, Inc.	47,569	4,311,654
Consumer Staples (1.3%)
Food Products (1.3%)
The Hain Celestial Group, Inc. (b)	42,200	2,177,520
Energy (0.4%)
Energy Equipment & Services (0.4%)
Dril-Quip, Inc. (b)	12,500	727,750
Financial (6.3%)
Capital Markets (1.5%)
HFF, Inc. - Class A (b)	76,500	2,582,640
Consumer Finance (4.8%)
PRA Group, Inc. (b)	153,100	8,102,052
Health Care (20.1%)
Health Care Equipment & Supplies (10.1%)
Cyberonics, Inc. (b)	17,900	1,087,962
DexCom, Inc. (b)	54,304	4,662,542
Endologix, Inc. (b)	213,767	2,620,783
LDR Holding Corp. (b)	185,900	6,419,127
Novadaq Technologies, Inc. (b) (c)	213,800	2,229,934
		17,020,348
Health Care Providers & Services (5.2%)
Acadia Healthcare Co., Inc. (b)	36,100	2,392,347
ExamWorks Group, Inc. (b)	216,800	6,339,232
		8,731,579
Health Care Technology (3.5%)
Veeva Systems, Inc. - Class A (b)	256,300	5,999,983
Pharmaceuticals (1.3%)
Intersect ENT, Inc. (b)	95,500	2,234,700
Industrials (20.2%)
Aerospace & Defense (2.0%)
Hexcel Corp.	77,400	3,472,164
Building Products (2.9%)
Apogee Enterprises, Inc.	38,800	1,732,420
Trex Co., Inc. (b)	93,386	3,112,555
		4,844,975
Commercial Services & Supplies (2.0%)
Healthcare Services Group, Inc.	98,100	3,305,970
Electrical Equipment (3.7%)
Acuity Brands, Inc.	17,700	3,107,766
Woodward Governor Co.	79,300	3,227,510
		6,335,276
Machinery (9.6%)
Tennant Co.	69,500	3,904,510
The Middleby Corp. (b)	55,300	5,817,007
The Toro Co.	93,700	6,609,598
		16,331,115
Information Technology (31.1%)
Electronic Equipment, Instruments & Components (3.3%)
Cognex Corp.	163,200	5,609,184
Internet Software & Services (4.5%)
GrubHub, Inc. (b)	124,700	3,035,198
Q2 Holdings, Inc. (b)	106,500	2,632,680
SPS Commerce, Inc. (b)	27,200	1,846,608
		7,514,486
IT Services (4.9%)
Syntel, Inc. (b)	51,000	2,310,810
Virtusa Corp. (b)	117,653	6,036,775
		8,347,585
Software (18.4%)
Factset Research Systems, Inc.	22,100	3,531,801
Globant SA (b) (c)	200	6,118
Guidewire Software, Inc. (b)	59,600	3,133,768
HubSpot, Inc. (b)	37,100	1,720,327
Manhattan Associates, Inc. (b)	53,000	3,301,900
Monotype Imaging Holdings, Inc.	121,700	2,655,494
Paycom Software, Inc. (b)	56,005	2,011,140
Proofpoint, Inc. (b)	47,400	2,859,168

See accompanying notes to investments in securities.

	Shares	Value(a)
The Ultimate Software Group, Inc. (b)	29,000	$5,191,290
Tyler Technologies, Inc. (b)	44,800	6,689,088
		31,100,094
Materials (1.0%)
Chemicals (1.0%)
Flotek Industries, Inc. (b)	99,100	1,654,970
Total common stocks (cost: $157,521,761)		161,617,740
Short-Term Securities (4.8%)
Investment Companies (4.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	8,162,018	8,162,018
Total short-term securities (cost: $8,162,018)		8,162,018
Total investments in securities (cost: $165,683,779) (d)		169,779,758
Liabilities in excess of cash and other assets (-0.3%)		(529,076)
Total net assets (100.0%)		$169,250,682

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          Foreign security: The Fund held 1.3% of net assets in foreign securities at September 30, 2015.

(d)         At September 30, 2015 the cost of securities for federal income tax purposes was $165,740,721. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$17,688,734
Gross unrealized depreciation	(13,649,697)
Net unrealized appreciation	$4,039,037

See accompanying notes to investments in securities.

SFT Pyramis® Core Equity Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.4%)
Consumer Discretionary (13.9%)
Auto Components (1.4%)
Delphi Automotive PLC (b)	23,210	$1,764,888
Automobiles (0.7%)
Harley-Davidson, Inc.	15,940	875,106
Hotels, Restaurants & Leisure (0.6%)
Wyndham Worldwide Corp.	10,670	767,173
Internet & Catalog Retail (2.7%)
Amazon.com, Inc. (c)	3,890	1,991,252
The Priceline Group, Inc. (c)	1,190	1,471,864
		3,463,116
Media (4.5%)
Comcast Corp. - Class A	39,220	2,230,834
McGraw Hill Financial, Inc.	14,470	1,251,655
The Walt Disney Co.	23,000	2,350,600
		5,833,089
Multiline Retail (1.2%)
Dollar General Corp.	20,960	1,518,342
Specialty Retail (2.2%)
Signet Jewelers, Ltd. (b)	7,000	952,910
The Home Depot, Inc.	16,980	1,961,020
		2,913,930
Textiles, Apparel & Luxury Goods (0.6%)
PVH Corp.	7,850	800,229
Consumer Staples (9.9%)
Beverages (2.0%)
Molson Coors Brewing Co. - Class B	10,720	889,974
Monster Beverage Corp. (c)	12,250	1,655,465
		2,545,439
Food & Staples Retailing (1.7%)
CVS Health Corp.	22,650	2,185,272
Food Products (3.2%)
ConAgra Foods, Inc.	33,230	1,346,148
Mead Johnson Nutrition Co.	17,120	1,205,248
Mondelez International, Inc. - Class A	37,930	1,588,129
		4,139,525
Personal Care (1.4%)
The Estee Lauder Cos., Inc. - Class A	21,390	1,725,745
Tobacco (1.6%)
Reynolds American, Inc.	47,150	2,087,331
Energy (6.8%)
Energy Equipment & Services (2.0%)
Schlumberger, Ltd.	36,090	2,489,127
Oil, Gas & Consumable Fuels (4.8%)
Chevron Corp.	37,960	2,994,285
EQT Corp.	15,980	1,035,025
Hess Corp.	14,190	710,351
Marathon Petroleum Corp.	14,660	679,198
Occidental Petroleum Corp.	11,750	777,262
		6,196,121
Financial (15.5%)
Capital Markets (0.9%)
Invesco, Ltd.	35,920	1,121,782
Commercial Banks (5.8%)
Bank of America Corp.	123,240	1,920,079
Citigroup, Inc.	59,300	2,941,873
KeyCorp	78,600	1,022,586
Regions Financial Corp.	170,280	1,534,223
		7,418,761
Consumer Finance (2.3%)
Capital One Financial Corp.	20,720	1,502,614
Discover Financial Services	29,290	1,522,787
		3,025,401
Diversified Financial Services (1.3%)
Nasdaq, Inc.	31,250	1,666,562
Insurance (2.7%)
Aflac, Inc.	14,910	866,718
American International Group, Inc.	19,760	1,122,763
Hartford Financial Services Group, Inc.	32,330	1,480,068
		3,469,549
Office REITs (1.5%)
Boston Properties, Inc.	16,490	1,952,416
Real Estate Services (1.0%)
CBRE Group, Inc. - Class A (c)	39,320	1,258,240
Health Care (14.9%)
Biotechnology (4.9%)
Alexion Pharmaceuticals, Inc. (c)	10,430	1,631,148

See accompanying notes to investments in securities.

	Shares	Value(a)
BioMarin Pharmaceutical, Inc. (c)	16,000	$1,685,120
Medivation, Inc. (c)	30,580	1,299,650
Vertex Pharmaceuticals, Inc. (c)	15,660	1,630,832
		6,246,750
Health Care Equipment & Supplies (1.6%)
CR Bard, Inc.	10,730	1,999,106
Health Care Providers & Services (4.0%)
Aetna, Inc.	17,540	1,919,051
HCA Holdings, Inc. (c)	20,530	1,588,201
McKesson Corp.	8,760	1,620,863
		5,128,115
Pharmaceuticals (4.4%)
Akorn, Inc. (c)	47,100	1,342,586
Endo International PLC (b) (c)	28,600	1,981,408
Valeant Pharmaceuticals International, Inc. (c)	13,450	2,399,211
		5,723,205
Industrials (10.0%)
Aerospace & Defense (1.7%)
The Boeing Co.	16,740	2,192,103
Air Freight & Logistics (1.7%)
FedEx Corp.	15,160	2,182,737
Airlines (0.6%)
American Airlines Group, Inc.	19,740	766,504
Building Products (1.0%)
Fortune Brands Home & Security, Inc.	27,090	1,285,963
Electrical Equipment (0.4%)
Eaton Corp. PLC	11,100	569,430
Industrial Conglomerates (2.0%)
Danaher Corp.	30,210	2,574,194
Machinery (1.3%)
Ingersoll-Rand PLC	32,160	1,632,763
Road & Rail (1.3%)
CSX Corp.	61,740	1,660,806
Information Technology (20.5%)
Computers & Peripherals (3.4%)
Apple, Inc.	39,440	4,350,232
Internet Software & Services (6.7%)
Facebook, Inc. - Class A (c)	30,020	2,698,798
Google, Inc. - Class A (b)	8,000	5,106,960
LinkedIn Corp. - Class A (c)	4,390	834,671
		8,640,429
IT Services (2.2%)
Fidelity National Information Services, Inc.	22,530	1,511,312
PayPal Holdings, Inc. (c)	41,520	1,288,781
		2,800,093
Semiconductors & Semiconductor Equipment (3.5%)
Analog Devices, Inc.	35,340	1,993,529
Avago Technologies, Ltd. (b)	10,000	1,250,100
NXP Semiconductor NV (b) (c)	14,600	1,271,222
		4,514,851
Software (4.7%)
Adobe Systems, Inc. (c)	26,430	2,173,075
Oracle Corp.	56,240	2,031,389
Salesforce.com, Inc. (c)	27,350	1,898,910
		6,103,374
Materials (2.7%)
Chemicals (2.7%)
Ashland, Inc.	8,730	878,413
CF Industries Holdings, Inc.	20,300	911,470
Ecolab, Inc.	10,170	1,115,852
LyondellBasell Industries NV - Class A	6,690	557,678
		3,463,413
Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.4%)
Verizon Communications, Inc.	40,610	1,766,941
Wireless Telecommunication Services (0.8%)
T-Mobile US, Inc. (c)	28,110	1,119,059
Utilities (3.0%)
Electric Utilities (2.2%)
American Electric Power Co., Inc.	48,450	2,754,867
Independent Power Producers & Energy Traders (0.8%)
NRG Energy, Inc.	71,750	1,065,488
Total common stocks (cost: $131,730,329)		127,757,567

See accompanying notes to investments in securities.

	Shares	Value(a)
Short-Term Securities (0.9%)
Investment Companies (0.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	1,168,715	$1,168,715
Total short-term securities (cost: $1,168,715)		1,168,715
Total investments in securities (cost: $132,899,044) (d)		128,926,282
Liabilities in excess of cash and other assets (-0.3%)		(378,808)
Total net assets (100.0%)		$128,547,474

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 5.6% of net assets in foreign securities at September 30, 2015.

(c)          Non-income producing security.

(d)         At September 30, 2015 the cost of securities for federal income tax purposes was $133,092,959. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$6,975,734
Gross unrealized depreciation	(11,142,411)
Net unrealized depreciation	$(4,166,677)

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

September 30, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Consumer Discretionary (4.6%)
Auto Components (1.2%)
Johnson Controls, Inc.	58,800	$2,431,968
Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	49,800	2,475,060
Las Vegas Sands Corp.	20,500	778,385
		3,253,445
Leisure Equipment & Products (0.4%)
Mattel, Inc.	33,800	711,828
Media (0.5%)
Comcast Corp. - Class A	2,700	153,576
Twenty-First Century Fox, Inc. - Class A	27,100	731,158
Viacom, Inc. - Class B	3,000	129,450
		1,014,184
Specialty Retail (0.9%)
Lowe’s Cos., Inc.	24,900	1,716,108
Consumer Staples (8.9%)
Beverages (1.2%)
Coca-Cola Enterprises, Inc.	30,100	1,455,335
Dr Pepper Snapple Group, Inc.	6,900	545,445
Keurig Green Mountain, Inc.	8,400	437,976
		2,438,756
Food & Staples Retailing (0.8%)
Rite Aid Corp. (b)	220,500	1,338,435
Wal-Mart Stores, Inc.	2,900	188,036
		1,526,471
Food Products (5.0%)
Bunge, Ltd.	27,100	1,986,430
ConAgra Foods, Inc.	46,100	1,867,511
Ingredion, Inc.	32,200	2,811,382
Tyson Foods, Inc. - Class A	78,500	3,383,350
		10,048,673
Household Products (0.1%)
The Procter & Gamble Co.	3,200	230,208
Tobacco (1.8%)
Philip Morris International, Inc.	45,600	3,617,448
Energy (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
Apache Corp.	9,800	383,768
Cimarex Energy Co.	3,540	362,779
Concho Resources, Inc. (b)	3,300	324,390
EOG Resources, Inc.	5,800	422,240
Exxon Mobil Corp.	17,300	1,286,255
Occidental Petroleum Corp.	25,600	1,693,440
Phillips 66	13,400	1,029,656
Pioneer Natural Resources Co.	4,600	559,544
Spectra Energy Corp.	17,400	457,098
Suncor Energy, Inc. (c)	21,400	571,808
		7,090,978
Financial (23.8%)
Capital Markets (6.0%)
Ameriprise Financial, Inc.	14,000	1,527,820
BlackRock, Inc.	1,600	475,952
Morgan Stanley	139,700	4,400,550
State Street Corp.	24,600	1,653,366
The Bank of New York Mellon Corp.	101,400	3,969,810
		12,027,498
Commercial Banks (8.3%)
Bank of America Corp.	87,100	1,357,018
Citigroup, Inc.	122,200	6,062,342
JPMorgan Chase & Co.	91,900	5,603,143
Royal Bank of Scotland Group PLC (b) (c)	327,642	1,563,332
The PNC Financial Services Group, Inc.	9,300	829,560
Wells Fargo & Co.	21,700	1,114,295
		16,529,690
Consumer Finance (0.8%)
Discover Financial Services	30,100	1,564,899
Diversified Financial Services (0.7%)
Intercontinental Exchange, Inc.	5,700	1,339,443
Insurance (6.7%)
Genworth Financial, Inc. - Class A (b)	157,300	726,726
Loews Corp.	2,900	104,806
Marsh & McLennan Cos., Inc.	62,200	3,248,084
MetLife, Inc.	120,600	5,686,290
XL Group PLC (c)	99,200	3,602,944
		13,368,850
Specialized REITs (1.3%)
Digital Realty Trust, Inc.	17,400	1,136,568
Weyerhaeuser Co.	52,600	1,438,084
		2,574,652

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Care (21.3%)
Biotechnology (2.1%)
Baxalta, Inc.	48,000	$1,512,480
Gilead Sciences, Inc.	28,000	2,749,320
		4,261,800
Health Care Equipment & Supplies (2.2%)
Becton Dickinson and Co.	6,900	915,354
Medtronic PLC (c)	52,316	3,502,033
		4,417,387
Health Care Providers & Services (7.1%)
Aetna, Inc.	19,400	2,122,554
Anthem, Inc.	20,700	2,898,000
Cigna Corp.	28,900	3,902,078
HCA Holdings, Inc. (b)	39,300	3,040,248
UnitedHealth Group, Inc.	18,600	2,157,786
		14,120,666
Life Sciences Tools & Services (2.8%)
Agilent Technologies, Inc.	67,400	2,313,842
Thermo Fisher Scientific, Inc.	26,300	3,215,964
		5,529,806
Pharmaceuticals (7.1%)
Allergan PLC (b)	10,500	2,854,005
Johnson & Johnson	7,300	681,455
Merck & Co., Inc.	12,100	597,619
Mylan NV (b)	52,500	2,113,650
Pfizer, Inc.	255,000	8,009,550
		14,256,279
Industrials (14.7%)
Aerospace & Defense (3.6%)
Honeywell International, Inc.	26,300	2,490,347
The Boeing Co.	36,300	4,753,485
		7,243,832
Airlines (3.3%)
American Airlines Group, Inc.	162,400	6,305,992
United Continental Holdings, Inc. (b)	6,000	318,300
		6,624,292
Commercial Services & Supplies (0.9%)
Tyco International PLC	52,400	1,753,304
Electrical Equipment (0.2%)
Sensata Technologies Holding NV (b) (c)	8,400	372,456
Industrial Conglomerates (5.9%)
Danaher Corp.	20,900	1,780,889
General Electric Co.	394,500	9,949,290
		11,730,179
Machinery (0.8%)
Pentair PLC (c)	30,900	1,577,136
Information Technology (8.1%)
Communications Equipment (0.2%)
Juniper Networks, Inc.	7,800	200,538
QUALCOMM, Inc.	5,000	268,650
		469,188
Electronic Equipment, Instruments & Components (1.6%)
Keysight Technologies, Inc. (b)	52,400	1,616,016
Seagate Technology PLC	18,400	824,320
TE Connectivity, Ltd. (c)	10,600	634,834
		3,075,170
Semiconductors & Semiconductor Equipment (2.7%)
Micron Technology, Inc. (b)	194,800	2,918,104
Texas Instruments, Inc.	48,100	2,381,912
		5,300,016
Software (3.6%)
CA, Inc.	91,500	2,497,950
Microsoft Corp.	107,200	4,744,672
		7,242,622
Materials (4.2%)
Chemicals (3.3%)
Ashland, Inc.	15,600	1,569,672
Celanese Corp. - Series A	40,000	2,366,800
EI du Pont de Nemours & Co.	22,600	1,089,320
LyondellBasell Industries NV - Class A	18,600	1,550,496
		6,576,288
Paper & Forest Products (0.9%)
International Paper Co.	26,200	990,098
West Fraser Timber Co., Ltd. (c)	25,300	800,119
		1,790,217
Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Corp.	134,400	638,400
Wireless Telecommunication Services (1.0%)
T-Mobile US, Inc. (b)	48,400	1,926,804

See accompanying notes to investments in securities.

	Shares	Value(a)
Utilities (9.2%)
Electric Utilities (5.3%)
American Electric Power Co., Inc.	53,800	$3,059,068
Edison International	19,700	1,242,479
Entergy Corp.	9,100	592,410
Exelon Corp.	37,500	1,113,750
FirstEnergy Corp.	130,100	4,073,431
Xcel Energy, Inc.	12,500	442,625
		10,523,763
Gas Utilities (0.1%)
Atmos Energy Corp.	4,100	238,538
Independent Power Producers & Energy Traders (1.6%)
NRG Energy, Inc.	43,700	648,945
The AES Corp.	263,800	2,582,602
		3,231,547
Multi-Utilities (2.2%)
CenterPoint Energy, Inc.	41,600	750,464
PG&E Corp.	67,700	3,574,560
		4,325,024
Total common stocks (cost: $204,458,694)		198,709,813
Short-Term Securities (0.3%)
Investment Companies (0.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	583,795	583,795
T. Rowe Price Reserve Investment Fund, current rate 0.000%	1,012	1,012
Total short-term securities (cost: $584,807)		584,807
Total investments in securities (cost: $205,043,501) (d)		199,294,620
Cash and other assets in excess of liabilities (0.1%)		175,881
Total net assets (100.0%)		$199,470,501

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          Foreign security: The Fund held 6.3% of net assets in foreign securities at September 30, 2015.

(d)         At September 30, 2015 the cost of securities for federal income tax purposes was $205,192,325. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$8,468,384
Gross unrealized depreciation	(14,366,089)
Net unrealized depreciation	$(5,897,705)

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

September 30, 2015

(Unaudited)

(1)            Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes several different Funds: SFT Advantus Bond, SFT Advantus Index 400 Mid-Cap, SFT Advantus Index 500, SFT Advantus International Bond, SFT Advantus Managed Volatility, SFT Advantus Money Market, SFT Advantus Mortgage Securities, SFT Advantus Real Estate Securities, SFT IvySM Growth, SFT IvySM Small Cap Growth, SFT Pyramis® Core Equity, and SFT T. Rowe Price Value Fund. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the SFT Advantus Money Market Fund, SFT Advantus Managed Volatility Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund which offer shares in only one class. Class 2 shares and shares of the SFT Money Market Fund, SFT Managed Volatility Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Each Fund is treated separately for federal income tax purposes. Each Fund, other than SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, qualifies for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”). While the Trust anticipates that each Fund, other than SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, will always have two shareholders, Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”), a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A Fund’s election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions or losses of the Fund will instead pass through and be taken into account for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and takes into account for federal income tax purposes the income, gains, deductions and losses relating to those assets. A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. If a Fund at any time has just one shareholder, as is the case for SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, it is treated as a disregarded entity for federal income tax purposes.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)            Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. Valuation Committee (“the Committee “) under the supervision of the Trust’s Board of Trustees (“the Board”) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or protect itself from market changes, the Funds (excluding the SFT Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission (CFTC) or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (usually Libor).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Options Transactions

Each Fund (excluding the SFT Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At September 30, 2015, no Funds were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2015, the SFT Advantus Bond Fund and SFT Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $20,545,717 and $3,437,383, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds. The new rule amendments address potential systemic risks associated with money market funds and improve transparency for money market fund investors. The Fund will be required to comply with provisions of the money market fund reform, the majority of which will become effective in 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the fund.

(3)            Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At September 30, 2015, the SFT Advantus Bond Fund, SFT Advantus Mortgage Securities Fund and SFT Advantus Managed Volatility Fund held illiquid securities of $16,133,393, $3,800,685 and $3,238,428, respectively, which represent 4.3%, 4.0% and 1.7% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of September 30, 2015:

	Acquisition Date	Cost
SFT Advantus Bond Fund
American Airlines 2013-2 Class B Pass Through Trust	12/17/2013	$1,545,230
BHN I Mortgage Fund	Various	69,485
FAN Engine Securitization, Ltd.	10/18/2013	550,733
Hometown Commercial Mortgage	Various	1,179,821
HP Enterprise Co.	9/30/2015	5,242,564
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	748,802
Longtrain Leasing III LLC 2015 - 1A Class A1	01/23/2015	2,379,109
Multi Security Asset Trust	Various	1,554,520
Symetra Financial Corp.	Various	2,218,199
		$15,488,463

	Acquisition Date	Cost
SFT Advantus Managed Volatility Fund
Aquarion Co.	08/19/2014	$498,083
CNH Industrial Capital LLC	06/23/2015	747,536
Florida Gas Transmission Co. LLC	07/07/2015	997,789
Longtrain Leasing III LLC 2015 - 1A Class A2	01/23/2015	999,564
		$3,242,972

	Acquisition Date	Cost
SFT Advantus Mortgage Securities Fund
BHN I Mortgage Fund	Various	$62,475
CountryPlace Manufactured Housing Contract Trust	06/29/2005	165,150
FAN Engine Securitization, Ltd.	10/18/2013	147,289
Government National Mortgage Association (GNMA)	Various	929,377
Hometown Commercial Mortgage	11/28/2006	342,548
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	241,136
Longtrain Leasing III LLC 2015 - 1A Class A1	01/23/2015	623,876
Multi Security Asset Trust	Various	989,800
		$3,501,651

(4)            Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended September 30, 2015, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2015 using
Fund	Level 1	Level 2	Level 3	Total

SFT Advantus Bond Fund
Assets
Government Obligations	$—	$170,167,837	$—	$170,167,837
Asset-Backed Securities	—	15,826,036	—	15,826,036
Other Mortgage-Backed Securities	—	29,084,405	868,783	29,953,188
Corporate Obligations	—	156,387,520	—	156,387,520
Investment Companies	15,180,138	—	—	15,180,138
Total Investments	15,180,138	371,465,798	868,783	387,514,719

Other Financial Instruments*
Futures Contracts	38,480	—	—	38,480

Liabilities
Other Financial Instruments*
Futures Contracts	(210,078)	—	—	(210,078)

SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	202,538,373	—	—	202,538,373
Investment Companies	6,444,835	—	—	6,444,835
Total Investments	208,983,208	—	—	208,983,208

Liabilities
Other Financial Instruments*
Futures Contracts	(177,373)	—	—	(177,373)

SFT Advantus Index 500 Fund
Assets
Common Stocks	611,457,705	—	—	611,457,705
Investment Companies	15,484,131	—	—	15,484,131
Total Investments	626,941,836	—	—	626,941,836

Liabilities
Other Financial Instruments*
Futures Contracts	(121,676)	—	—	(121,676)

SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	—	68,419,642	—	68,419,642
Short-Term Debt Securities	—	22,320,980	—	22,320,980
Investment Companies	20,166,625	—	—	20,166,625
Total Investments	20,166,625	90,740,622	—	110,907,247

Other Financial Instruments*
Forward Foreign Currency Contracts	—	3,396,238	—	3,396,238
Interest Rate Swap Contracts	—	12,262	—	12,262

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(2,999,549)	—	(2,999,549)
Interest Rate Swap Contracts	—	(758,398)	—	(758,398)

	Fair Value Measurement at September 30, 2015 using
Fund	Level 1	Level 2	Level 3	Total

SFT Advantus Managed Volatility Fund
Assets
Government Obligations	$—	$3,938,550	$—	$3,938,550
Asset-Backed Securities	—	1,018,271	—	1,018,271
Corporate Obligations	—	75,427,012	—	75,427,012
Investment Companies	113,699,813	—	—	113,699,813
Total Investments	113,699,813	80,383,833	—	194,083,646

Other Financial Instruments*
Futures Contracts	415,375	—	—	415,375

Liabilities
Other Financial Instruments*
Futures Contracts	(55,709)	—	—	(55,709)

SFT Advantus Money Market Fund
Assets
Commercial Paper	—	70,551,851	—	70,551,851
Corporate Bonds & Notes	—	6,019,908	—	6,019,908
U.S. Government Obligations	—	15,098,417	—	15,098,417
Other Short-Term Investments	—	340,458	—	340,458
Investment Companies	10,860,694	—	—	10,860,694
Total Investments	10,860,694	92,010,634	—	102,871,328

SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	—	80,378,338	—	80,378,338
Asset-Backed Securities	—	5,744,448	—	5,744,448
Other Mortgage-Backed Securities	—	5,444,083	1,336,636	6,780,719
Corporate Obligations	—	1,426,518	—	1,426,518
Investment Companies	4,419,101	—	—	4,419,101
Total Investments	4,419,101	92,993,387	1,336,636	98,749,124

SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	136,744,515	—	—	136,744,515
Investment Companies	1,256,983	—	—	1,256,983
Total Investments	138,001,498	—	—	138,001,498

SFT IvySM Growth Fund
Assets
Common Stocks	446,503,509	—	—	446,503,509
Investment Companies	13,235,638	—	—	13,235,638
Total Investments	459,739,147	—	—	459,739,147

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	161,617,740	—	—	161,617,740
Investment Companies	8,162,018	—	—	8,162,018
Total Investments	169,779,758	—	—	169,779,758

SFT Pyramis® Core Equity Fund
Assets
Common Stocks	127,757,567	—	—	127,757,567
Short-Term Securities	1,168,715	—	—	1,168,715
Total Investments	128,926,282	—	—	128,926,282

	Fair Value Measurement at September 30, 2015 using
Fund	Level 1	Level 2	Level 3	Total

SFT T. Rowe Price Value Fund
Assets
Common Stocks	$198,709,813	$—	$—	$198,709,813
Investment Companies	584,807	—	—	584,807
Total Investments	199,294,620	—	—	199,294,620

*            Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts — These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Corporate obligations comprised of U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Funds’ policy is to recognize transfers between the levels as of the end of the period.

The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period. The Funds did not hold any significant investments with unobservable inputs categorized as Level 3 as of the end of the period.

Fund	*Beginning Balance December 31, 2014	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3	Transfers out of Level 3	Ending Balance September 30, 2015	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2015
SFT Advantus Bond Fund
Other Mortgage Backed	$—	$—	$—	$—	$868,783	$—	$—	$868,783	$868,783
Total	—	—	—	—	868,783	—	—	868,783	868,783

SFT Advantus Mortgage Securities Fund
Other Mortgage Backed	—	—	—	—	1,336,636	—	—	1,336,636	1,336,636
Total	—	—	—	—	1,336,636	—	—	1,336,636	1,336,636

*Level 3 at December 31, 2014 included securities with a fair value of $0.

(5)            Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The volume of derivative activity is indicative for all funds as of period end September 30, 2015.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500, SFT Advantus Index 400 Mid-Cap and SFT Advantus Managed Volatility Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The SFT Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)            Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: November 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: November 17, 2015